Quarterly Holdings Report
for
Fidelity® Intermediate Municipal Income Fund
September 30, 2023
LIM-NPRT3-1123
1.807735.119
Municipal Bonds - 95.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 2.5%
Black Belt Energy Gas District:
Bonds:
Series 2022 D1, 4%, tender 6/1/27 (b)	9,420	9,173
Series 2022 F, 5.5%, tender 12/1/28 (b)	6,460	6,599
Series 2023 B2, 5.25%, tender 12/1/30 (b)	7,120	7,303
Series 2023 D1, 5.5%, tender 2/1/29 (b)	18,160	18,521
Series 2022 E:
5% 6/1/27	4,175	4,213
5% 6/1/28	5,980	6,023
Hoover Series 2023:
5% 3/1/39	5,000	5,273
5% 3/1/40	11,480	12,058
5% 3/1/41	3,860	4,039
Huntsville Health Care Auth. Bonds Series 2023 A, 5%, tender 6/1/30 (b)	26,640	27,727
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	43,790	42,926
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	5,875	6,013
5% 3/1/30	6,125	6,268
5% 3/1/31	6,135	6,278
5% 3/1/32	4,930	5,044
5% 3/1/33	7,165	7,331
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 3.78%, tender 6/16/26 (b)	6,260	6,147
Series 2008, 2.9%, tender 12/12/23 (b)	750	747
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	1,940	1,888
5% 3/1/27	3,915	3,767
5% 3/1/28	4,225	4,032
5% 3/1/29	3,465	3,273
5% 3/1/30	4,180	3,902
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	44,290	44,737
Southeast Energy Auth. Rev. Bonds Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	20,780	20,755
Sumter County Indl. Dev. Auth. Bonds Series 2022, 6%, tender 7/15/32 (b)(c)	13,000	9,131
TOTAL ALABAMA		273,168
Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	7,332
Alaska Hsg. Fin. Corp. Mtg. Rev.:
Series 2022 A, 3% 6/1/51	3,310	3,097
Series 2022 B1, 2% 12/1/32	4,750	3,715
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	7,652
TOTAL ALASKA		21,796
Arizona - 2.8%
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/23 (Escrowed to Maturity)	4,320	4,320
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/33	1,800	1,941
5% 2/1/35	1,580	1,694
5% 2/1/36	1,600	1,701
5% 2/1/37	1,700	1,792
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A, 4% 9/1/46	1,750	1,449
Arizona Indl. Dev. Auth. Rev. Series 2019 2, 3.625% 5/20/33	6,869	6,040
Arizona State Lottery Rev. Series 2019, 5% 7/1/24 (Escrowed to Maturity)	4,000	4,030
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	31,940	32,296
Bonds (Intel Corp. Proj.):
Series 2007, 4.1%, tender 6/15/28 (b)(c)	15,385	15,056
Series 2019, 5%, tender 6/3/24 (b)(c)	63,345	63,402
Gilbert Wtr. Resources Municpal Property Series 2022:
5% 7/15/32	3,630	4,041
5% 7/15/33	5,080	5,633
5% 7/15/34	4,715	5,218
Glendale Gen. Oblig. Series 2017, 5% 7/1/32	2,915	3,031
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	7,924
5% 7/1/28	7,255	7,399
5% 7/1/29	7,905	8,062
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,765	1,780
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	3,565	3,636
Indl. Dev. Auth. of The City of Glendale Sr. Living Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A:
4% 5/15/31	560	499
5% 5/15/41	1,000	881
5% 5/15/56	2,625	2,103
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	3,560	3,519
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	10,690	10,752
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	5,170	4,021
6% 1/1/48 (d)	7,730	5,250
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	12,610	12,884
Series C, 5%, tender 10/18/24 (b)	9,710	9,774
Series 2016 A:
4% 1/1/24	6,310	6,308
5% 1/1/24	1,990	1,994
5% 1/1/25	7,560	7,653
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
4% 7/1/35	2,195	2,178
5% 7/1/33	7,320	7,894
5% 7/1/34	12,000	12,918
Mesa Util. Sys. Rev. Series 2021, 4% 7/1/35	2,000	1,981
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/27 (c)	2,185	2,248
5% 7/1/28 (c)	3,085	3,157
5% 7/1/36 (c)	1,000	1,014
5% 7/1/42 (c)	2,210	2,206
Series 2019 A, 5% 7/1/49	1,500	1,509
Series 2019 B, 5% 7/1/34 (c)	2,000	2,053
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	965	1,015
5% 7/1/30	3,680	3,854
5% 7/1/31	1,255	1,311
5% 7/1/32	3,675	3,842
5% 7/1/36	1,000	1,036
5% 7/1/39	1,090	1,111
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	5,227
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/24	1,410	1,420
5% 7/1/25	2,285	2,326
5% 7/1/27	3,000	3,145
TOTAL ARIZONA		307,528
California - 5.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series B, 2.85%, tender 4/1/25 (b)	6,760	6,602
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
Series 2014, 5% 5/1/24	5,910	5,956
Series 2016:
5% 8/1/26	14,065	14,604
5% 8/1/29	6,970	7,243
5% 9/1/29	2,755	2,866
Series 2017, 5% 8/1/30	14,245	15,016
Series 2020:
4% 3/1/24	6,790	6,799
4% 3/1/26	3,300	3,334
4% 11/1/34	5,000	5,082
4% 11/1/35	1,000	1,008
4% 3/1/36	2,615	2,598
4% 11/1/36	9,885	9,725
5% 11/1/31	21,985	23,979
5% 11/1/31	3,500	3,818
5% 11/1/32	6,245	6,807
5% 11/1/32	10,000	10,900
Series 2021:
4% 10/1/24	13,025	13,081
4% 10/1/26	7,965	8,052
5% 12/1/23	9,020	9,038
5% 10/1/24	5,210	5,283
Series 2022:
5% 9/1/34	3,820	4,233
5% 4/1/35	6,645	7,263
5% 4/1/35	2,520	2,675
5% 9/1/35	6,180	6,760
5% 9/1/35	3,635	3,976
Series 2023:
5% 10/1/34	3,560	3,965
5% 10/1/39	2,145	2,299
5% 10/1/42	3,560	3,710
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	3,888
Series 2020 A:
4% 4/1/35	1,170	1,122
4% 4/1/36	5,000	4,742
California Hsg. Fin. Agcy.:
Series 2019 A, 4% 3/20/33	3,664	3,485
Series 2021 1, 3.5% 11/20/35	20,802	18,242
Series 2023 A1, 4.375% 9/20/36	7,923	7,226
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	11,000	9,243
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2022 A:
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	400	428
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	210	226
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	435	468
5.25% 11/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,104
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 4.1%, tender 10/2/23 (b)(c)	19,400	19,400
Series 2021 B, 4.2%, tender 1/16/24 (b)(c)	5,200	5,174
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (b)(c)	10,845	10,764
Series 2023 A, 4.375%, tender 9/1/33 (b)(c)	4,420	4,341
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2017 A1, 4.1%, tender 10/16/23 (b)(c)(d)	3,500	3,499
Series 2017 A2, 4.1%, tender 10/16/23 (b)(c)(d)	2,450	2,449
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/29	995	1,072
5% 8/1/30	1,265	1,376
5% 8/1/31	555	610
5% 8/1/32	2,095	2,301
5% 8/1/33	2,085	2,282
5% 8/1/34	1,035	1,129
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2009 C, 5%, tender 11/1/29 (b)	15,715	16,805
Series 2015, 5% 2/1/45 (e)	4,090	2,168
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1, 5% 6/1/26 (Escrowed to Maturity)	970	1,007
Series A, 0% 6/1/24 (Escrowed to Maturity)	5,840	5,694
Los Angeles Dept. Arpt. Rev.:
Series 2016 A:
5% 5/15/24 (c)	2,170	2,180
5% 5/15/24 (Escrowed to Maturity) (c)	295	296
Series 2018 A, 5% 5/15/34 (c)	1,000	1,029
Series 2018 C, 5% 5/15/36 (c)	2,960	3,012
Series 2019 A, 5% 5/15/35 (c)	2,085	2,149
Series 2019 D, 5% 5/15/38 (c)	3,045	3,077
Series 2020 C, 5% 5/15/45 (c)	5,820	5,840
Series 2021 D:
4% 5/15/38 (c)	4,605	4,266
4% 5/15/38 (Pre-Refunded to 11/15/31 @ 100) (c)	260	258
5% 5/15/35 (c)	1,840	1,923
5% 5/15/35 (Pre-Refunded to 11/15/31 @ 100) (c)	105	111
5% 5/15/36 (c)	6,885	7,137
5% 5/15/36 (Pre-Refunded to 11/15/31 @ 100) (c)	385	408
Series 2022 A:
4% 5/15/37 (c)	13,805	13,060
5% 5/15/36 (c)	755	784
Series 2023 A:
5% 5/15/33 (c)	12,595	13,362
5% 5/15/34 (c)	13,295	14,060
5% 5/15/35 (c)	5,000	5,259
5% 5/15/36 (c)	1,500	1,563
5% 5/15/37 (c)	1,000	1,031
5% 5/15/38 (c)	1,000	1,021
5.25% 5/15/39 (c)	1,200	1,252
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	9,710	9,877
Los Angeles Unified School District Series 2020 C:
4% 7/1/36	3,810	3,783
5% 7/1/27	7,615	8,061
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A:
5% 10/1/36	6,000	6,455
5% 10/1/37	3,275	3,488
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 D, SIFMA Municipal Swap Index + 0.140% 4.12%, tender 10/5/23 (b)(f)	7,470	7,446
Mount Diablo Unified School District Series 2022 B:
4% 8/1/25	3,110	3,132
4% 8/1/26	460	465
4% 8/1/28	3,340	3,440
4% 8/1/30	530	545
4% 8/1/31	340	349
4% 8/1/33	3,490	3,582
4% 8/1/34	2,430	2,494
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (Assured Guaranty Muni. Corp. Insured)	3,400	3,480
5% 8/1/28	970	992
Ontario Int'l. Arpt. Auth. Series 2021 B:
4% 5/15/35 (Assured Guaranty Muni. Corp. Insured) (c)	1,100	1,054
4% 5/15/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,000	926
Orange County Trans. Auth. (I-405 Impt. Proj.) Series 2021, 5% 10/15/24 (Escrowed to Maturity)	18,615	18,883
Port of Oakland Rev. Series H, 5% 5/1/26 (c)	1,250	1,272
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/25	1,115	1,126
5% 9/1/28	1,550	1,574
5% 9/1/32	1,630	1,647
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,646
Sacramento City Unified School District:
Series 2022 A:
5% 8/1/33	1,000	1,085
5% 8/1/34	1,000	1,081
5% 8/1/37	1,000	1,055
5% 8/1/38	1,000	1,049
Series 2022, 5% 7/1/31 (Build America Mutual Assurance Insured)	495	551
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (c)	3,280	3,294
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2020 C, 5% 7/1/30 (c)	795	830
Series 2021 B:
5% 7/1/37 (c)	16,945	17,323
5% 7/1/38 (c)	17,150	17,410
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 5/1/37 (c)	3,290	3,349
5% 5/1/49 (c)	15,380	15,252
Series 2022 A:
5% 5/1/26 (c)	13,120	13,348
5% 5/1/27 (c)	13,295	13,662
Santa Clara County Fing. Auth. Lease Rev.:
(Multiple Facilities Proj.) Series Q, 3% 5/15/37	1,000	816
Series 2019 A, 3% 5/1/37	1,670	1,388
Univ. of California Revs. Series 2023 BM:
5% 5/15/33	2,850	3,248
5% 5/15/35	2,500	2,816
5% 5/15/36	515	575
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,434
TOTAL CALIFORNIA		598,423
Colorado - 2.7%
Colorado Ctfs. of Prtn. Series 2021 A:
4% 12/15/38	3,000	2,830
5% 12/15/34	6,940	7,533
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,310	5,981
Bonds:
Series 2019 B:
5%, tender 8/1/26 (b)	5,205	5,272
5%, tender 11/19/26 (b)	930	967
5%, tender 11/19/26 (b)	9,160	9,397
Series 2022 B, 5%, tender 8/17/26 (b)	8,705	8,927
Series 2022 C, 5%, tender 8/15/28 (b)	11,655	12,233
Series 2019 A1:
4% 8/1/39	3,940	3,477
5% 8/1/36	4,000	4,078
Series 2019 A2, 5% 8/1/44	16,590	16,132
Series 2022 A:
5% 5/15/31	2,500	2,716
5% 5/15/32	2,000	2,192
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,365	1,339
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
4% 7/15/33	580	564
4% 7/15/35	1,900	1,827
4% 7/15/38	700	642
4% 7/15/39	1,800	1,633
5% 1/15/30	500	520
5% 7/15/30	350	365
5% 1/15/31	500	522
5% 7/15/31	500	522
5% 1/15/32	700	730
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020:
5% 6/1/30	3,000	3,172
5% 6/1/31	1,580	1,668
Colorado Springs Utils. Rev. Series 2020:
4% 11/15/36	525	510
4% 11/15/37	670	639
5% 11/15/33	400	433
5% 11/15/33	700	757
5% 11/15/34	685	739
5% 11/15/35	460	493
5% 11/15/36	440	468
5% 11/15/37	635	670
5% 11/15/38	885	930
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	36,390	36,528
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/24 (c)	2,230	2,246
5% 11/15/27 (c)	1,025	1,056
5% 11/15/28 (c)	5,890	6,043
5% 11/15/29 (c)	4,855	4,966
5% 11/15/30 (c)	3,885	3,966
Series 2018 A:
5% 12/1/30 (c)	7,475	7,786
5% 12/1/31 (c)	15,915	16,285
5% 12/1/35 (c)	3,350	3,404
Series 2022 A:
5% 11/15/26 (c)	15,500	15,818
5% 11/15/37 (c)	7,000	7,193
Series 2022 D:
5.5% 11/15/31 (c)	15,970	17,340
5.5% 11/15/32 (c)	4,390	4,804
5.5% 11/15/33 (c)	4,935	5,398
5.75% 11/15/34 (c)	2,540	2,852
5.75% 11/15/35 (c)	2,360	2,631
Denver City & County Gen. Oblig.:
Series 2020 A:
2% 8/1/35	16,240	11,957
2% 8/1/36	13,075	9,279
Series 2022 A, 5% 8/1/37	5,285	5,755
E-470 Pub. Hwy. Auth. Rev.:
Series 2010 A:
0% 9/1/35	1,940	1,109
0% 9/1/37	2,915	1,457
0% 9/1/38	3,650	1,702
Series 2020 A:
5% 9/1/28	2,000	2,118
5% 9/1/34	1,135	1,223
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (b)	23,355	22,723
TOTAL COLORADO		296,517
Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	2,940	3,030
Series 2016 E:
5% 10/15/26	3,445	3,580
5% 10/15/29	4,975	5,137
Series 2018 E:
5% 9/15/27	4,050	4,259
5% 9/15/29	4,000	4,261
5% 9/15/30	4,000	4,238
5% 9/15/32	1,300	1,370
Series 2018 F, 5% 9/15/27	1,000	1,052
Series 2019 A:
5% 4/15/30	2,345	2,508
5% 4/15/34	2,635	2,799
5% 4/15/35	915	969
Series 2020 B, 5% 1/15/26	975	1,002
Series 2020 C:
4% 6/1/35	1,000	999
4% 6/1/37	950	921
Series 2021 A, 3% 1/15/39	3,665	2,849
Series 2021 B, 4% 1/15/39	6,745	6,375
Series 2022 B, 4% 1/15/36	6,860	6,818
Series 2022 C:
5% 6/15/33	300	328
5% 6/15/36	300	323
Series 2022 D, 5% 9/15/31	600	655
Series A:
3% 1/15/24	1,300	1,295
4% 1/15/24	880	880
Series B, 5% 1/15/25	2,000	2,028
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 B, 1.8%, tender 7/1/24 (b)	7,890	7,707
Series 2020 B, 5%, tender 1/1/27 (b)	2,555	2,608
Series 2018 S:
5% 7/1/26	2,200	2,257
5% 7/1/29	970	1,010
Series 2019 A, 5% 7/1/34 (d)	6,000	5,411
Series 2019 Q-1:
5% 11/1/24	1,760	1,781
5% 11/1/25	1,205	1,232
5% 11/1/27	3,115	3,271
5% 11/1/28	1,780	1,893
Series 2020 A:
4% 7/1/36	1,750	1,623
4% 7/1/38	1,580	1,423
5% 7/1/29	1,000	1,038
5% 7/1/30	1,830	1,897
5% 7/1/31	2,975	3,084
5% 7/1/33	4,925	5,114
5% 7/1/34	2,050	2,129
5% 7/1/35	3,200	3,307
Series 2020 K, 4% 7/1/45	350	300
Series 2022 L:
5% 7/1/33	615	658
5% 7/1/34	830	887
5% 7/1/35	910	967
5% 7/1/36	935	984
5% 7/1/37	1,010	1,054
Series 2022 M:
5% 7/1/29	820	844
5% 7/1/32	3,915	4,069
5% 7/1/33	3,270	3,384
Series N:
4% 7/1/39	4,400	3,454
4% 7/1/49	3,025	2,080
Connecticut Hsg. Fin. Auth. Series 2021 D1, 3% 5/15/51	23,065	21,705
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 5% 5/1/35	2,200	2,371
Series 2022 A:
5% 7/1/32	1,500	1,643
5% 7/1/33	2,065	2,279
5% 7/1/34	1,500	1,646
5% 7/1/35	3,205	3,496
Series 2022 B:
5% 7/1/32	2,000	2,191
5% 7/1/33	1,000	1,104
Series A, 5% 5/1/29	3,675	3,937
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	509	511
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	2,575
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/27	1,720	1,815
5% 11/1/27	2,050	2,163
5% 11/1/28	1,260	1,348
TOTAL CONNECTICUT		171,926
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	4,110	3,854
Delaware River & Bay Auth. Rev. Series 2021:
4% 1/1/39	1,350	1,230
4% 1/1/40	1,200	1,082
4% 1/1/41	700	626
4% 1/1/42	365	322
5% 1/1/27	730	759
5% 1/1/31	150	163
5% 1/1/36	510	553
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/32	2,150	2,343
TOTAL DELAWARE		10,932
Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/24	1,235	1,238
5% 1/1/25	2,670	2,677
TOTAL DELAWARE, NEW JERSEY		3,915
District Of Columbia - 1.7%
District of Columbia Gen. Oblig.:
Series 2021 D:
4% 2/1/36	2,500	2,478
4% 2/1/37	2,500	2,439
Series 2021 E, 4% 2/1/37	3,240	3,161
Series 2023 A:
5% 1/1/39	3,750	4,029
5% 1/1/40	1,330	1,417
District of Columbia Income Tax Rev.:
Series 2020 A, 5% 3/1/24	1,570	1,577
Series 2020 B, 5% 10/1/23	10,000	10,000
Series 2022 A:
5% 7/1/34	4,000	4,407
5% 7/1/40	3,555	3,759
Series 2022 C, 5% 12/1/34	8,665	9,569
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2022 E, 3%, tender 10/1/27 (b)	9,535	9,029
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B:
4% 10/1/35	1,185	1,147
4% 10/1/36	1,760	1,674
4% 10/1/37	1,770	1,653
4% 10/1/38	735	678
5% 10/1/33	1,250	1,305
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (c)	2,335	2,382
5% 10/1/34 (c)	1,940	1,977
5% 10/1/36 (c)	1,820	1,839
Series 2018 A:
5% 10/1/28 (c)	3,885	4,028
5% 10/1/29 (c)	4,030	4,140
5% 10/1/30 (c)	3,165	3,244
5% 10/1/31 (c)	4,540	4,653
Series 2019 A:
5% 10/1/23 (c)	1,160	1,160
5% 10/1/24 (c)	2,395	2,409
5% 10/1/25 (c)	1,530	1,548
Series 2021 A:
4% 10/1/37 (c)	1,680	1,572
4% 10/1/38 (c)	1,865	1,725
4% 10/1/40 (c)	3,250	2,946
5% 10/1/30 (c)	7,470	7,816
5% 10/1/31 (c)	12,695	13,353
5% 10/1/32 (c)	18,670	19,649
5% 10/1/33 (c)	19,170	20,091
5% 10/1/34 (c)	4,480	4,685
5% 10/1/35 (c)	3,985	4,150
5% 10/1/36 (c)	3,175	3,281
Series 2022 A, 5% 10/1/32 (c)	1,250	1,320
Series 2022, 5% 10/1/31 (c)	2,680	2,819
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	8,266
Washington Metropolitan Area Transit Auth. Series 2023 A:
5% 7/15/33	1,305	1,441
5% 7/15/34	2,450	2,699
5% 7/15/35	2,000	2,189
5% 7/15/37	1,400	1,501
5% 7/15/38	1,100	1,170
5% 7/15/39	1,655	1,752
TOTAL DISTRICT OF COLUMBIA		188,127
Florida - 7.1%
Alachua County School Board Ctfs. Series 2020:
5% 7/1/27	4,285	4,456
5% 7/1/28	7,045	7,418
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/30	2,690	2,783
5% 4/1/32	620	647
5% 4/1/37	985	1,009
5% 4/1/39	1,670	1,685
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,225
5% 7/1/30	7,240	7,272
Series 2015 C, 5% 7/1/24	2,915	2,937
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,010	3,010
Series 2015 A, 5% 10/1/34 (c)	2,000	2,005
Series 2017:
5% 10/1/23 (c)	1,000	1,000
5% 10/1/30 (c)	2,050	2,088
5% 10/1/31 (c)	3,100	3,157
5% 10/1/35 (c)	1,000	1,014
Series 2019 A, 5% 10/1/39 (c)	1,750	1,752
Series 2019 B:
5% 10/1/28 (c)	6,000	6,186
5% 10/1/29 (c)	5,000	5,179
Series A:
5% 10/1/29 (c)	4,090	4,122
5% 10/1/31 (c)	2,915	2,929
5% 10/1/32 (c)	3,885	3,898
Broward County Port Facilities Rev.:
Series 2019 A:
5% 9/1/30	1,230	1,315
5% 9/1/32	1,055	1,115
Series 2019 B:
4% 9/1/37 (c)	1,970	1,810
5% 9/1/28 (c)	710	740
Broward County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 7/1/26	11,170	11,346
5% 7/1/27	8,900	9,041
5% 7/1/28	3,885	3,947
Series 2015 B:
5% 7/1/25	2,100	2,139
5% 7/1/26	11,335	11,514
5% 7/1/27	7,670	7,791
5% 7/1/28	13,120	13,329
Series 2016, 5% 7/1/32	2,430	2,464
Series 2020 A, 5% 7/1/31	3,000	3,224
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/31	2,000	2,027
5% 10/1/34	1,250	1,254
5% 10/1/35	500	498
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2019 B, 5% 7/1/35	5,000	5,274
Series 2021:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	4,000	3,764
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	885	892
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	4,140	4,270
Clay County Sales Surtax Rev. Series 2020:
5% 10/1/23	810	810
5% 10/1/24	740	748
5% 10/1/25	1,115	1,140
5% 10/1/31	2,445	2,615
5% 10/1/34	5,390	5,771
5% 10/1/36	3,000	3,175
5% 10/1/37	6,135	6,450
County of Broward Tourist Dev. Tax Rev. (Convention Ctr. Expansion Proj.) Series 2021, 4% 9/1/41	2,700	2,440
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	4,332
5% 7/1/28	970	986
5% 7/1/30	6,440	6,542
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	4,570	3,691
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	6,671
Florida Dept. of Trans. Tpk. Rev. Series 2021 C, 3% 7/1/35	4,020	3,432
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/29	1,635	1,579
5% 3/1/30	1,715	1,646
5% 3/1/31	1,805	1,721
5% 3/1/32	1,890	1,788
Series 2019:
5% 10/1/28	1,060	1,079
5% 10/1/30	1,500	1,524
5% 10/1/31	1,750	1,774
5% 10/1/32	1,305	1,322
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	3,509
5% 10/1/28	5,000	5,026
5% 10/1/29	2,645	2,658
5% 10/1/30	2,405	2,417
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	1,816
5% 10/1/31	1,940	1,980
Series 2015 B:
5% 10/1/24	970	980
5% 10/1/27	1,455	1,483
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/28 (Pre-Refunded to 10/1/27 @ 100) (c)	3,380	3,501
Series 2019 A:
5% 10/1/31 (c)	4,225	4,348
5% 10/1/44 (c)	14,200	14,193
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	1,245	1,268
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	2,430	2,475
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/24 (c)	2,135	2,145
5% 9/1/25 (c)	2,150	2,172
5% 9/1/26 (c)	2,200	2,240
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (c)	3,285	3,293
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	6,955	7,301
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	2,614
5% 7/1/25	1,940	1,976
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2017 B, 5% 10/1/26	6,680	6,906
Series A:
4% 10/1/35	5,000	4,762
5% 10/1/30	5,055	5,405
5% 10/1/31	2,625	2,799
5% 10/1/32	4,385	4,662
JEA Wtr. & Swr. Sys. Rev. Series 2020 A, 3% 10/1/36	5,000	4,138
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (Pre-Refunded to 6/1/24 @ 100)	970	975
5% 6/1/26 (Pre-Refunded to 6/1/24 @ 100)	1,750	1,759
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	485	487
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/23 (c)	1,330	1,330
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	11,585	11,731
Series 2019 A1:
5% 4/1/33	1,650	1,713
5% 4/1/34	3,250	3,379
5% 4/1/35	6,325	6,569
5% 4/1/37	2,190	2,237
5% 4/1/39	1,500	1,512
Manatee County School District Series 2017, 5% 10/1/25 (Assured Guaranty Muni. Corp. Insured)	1,940	1,982
Miami-Dade County Series 2021 B2, 4% 10/1/38	3,000	2,828
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/23 (c)	250	250
5% 10/1/24 (c)	9,710	9,718
5% 10/1/24	2,100	2,101
Series 2014 A:
5% 10/1/27 (c)	1,770	1,769
5% 10/1/29 (c)	2,725	2,723
5% 10/1/33 (c)	5,440	5,430
5% 10/1/37	7,185	7,180
Series 2014, 5% 10/1/32 (c)	3,135	3,130
Series 2015 A:
5% 10/1/35 (c)	2,430	2,426
5% 10/1/38 (c)	1,335	1,319
Series 2016 A:
5% 10/1/30	2,430	2,488
5% 10/1/31	970	993
Series 2017 B, 5% 10/1/40 (c)	3,190	3,160
Series 2020 A:
4% 10/1/36	2,000	1,910
4% 10/1/38	2,250	2,118
5% 10/1/32	2,150	2,295
5% 10/1/33	3,325	3,544
Miami-Dade County Cap. Asset Acquisition:
Series 2016:
5% 10/1/28	5,385	5,532
5% 10/1/29	3,985	4,076
5% 10/1/30	7,215	7,371
Series 2021 A:
4% 4/1/44	8,990	8,020
4% 4/1/46	9,860	8,632
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	7,902
Series 2016 A:
5% 7/1/32	3,865	3,922
5% 7/1/33	3,205	3,251
Series A:
5% 7/1/31	1,455	1,476
5% 7/1/34	970	983
Miami-Dade County Gen. Oblig.:
(Parks Prog.) Series 2015 A, 5% 11/1/23	3,955	3,958
Series 2016 A:
5% 7/1/29	10,905	11,748
5% 7/1/31	11,690	12,549
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2018 A, 0.000% x SIFMA Municipal Swap Index 4.355%, tender 10/5/23 (b)(c)(f)	9,620	9,483
Series 2018 B, SIFMA Municipal Swap Index + 0.000% 4.355%, tender 10/5/23 (b)(c)(f)	12,500	12,319
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	11,465
5% 11/1/25	11,880	11,992
5% 11/1/26	7,720	7,790
Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	4,100	4,159
Series 2015 B, 5% 5/1/28	13,295	13,453
Series 2015 D:
5% 2/1/29	3,935	4,010
5% 2/1/30	6,310	6,427
Series 2016 A:
5% 8/1/27	7,340	7,554
5% 5/1/31	19,200	19,643
Orange County Health Facilities Auth.:
Series 2016 A, 5% 10/1/39	4,180	4,148
Series 2023 A:
5% 10/1/32	1,605	1,738
5% 10/1/33	750	807
5% 10/1/34	1,000	1,074
5% 10/1/35	1,000	1,061
5% 10/1/36	600	629
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/29 (Pre-Refunded to 8/1/25 @ 100)	6,800	6,941
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A:
5% 10/1/23	1,650	1,650
5% 10/1/25	875	896
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	330	331
5% 12/1/24 (Escrowed to Maturity)	660	668
Palm Beach County Health Facilities Auth. Rev. Series 2015 C:
5% 5/15/25	1,805	1,755
5% 5/15/30	1,670	1,534
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,110	3,171
Series 2015 B:
5% 8/1/25	1,580	1,611
5% 8/1/26	10,160	10,337
5% 8/1/27	8,045	8,178
5% 8/1/28	5,325	5,410
Series 2015 D:
5% 8/1/26	23,370	23,778
5% 8/1/27	10,595	10,771
5% 8/1/28	3,620	3,678
Series 2017 A, 5% 8/1/26	21,905	22,637
Series 2018 A:
5% 8/1/24	1,270	1,281
5% 8/1/26	1,880	1,943
Series 2021 A:
5% 8/1/38	3,720	3,897
5% 8/1/39	7,440	7,763
Pasco County Gen. Oblig. (Jail Projs.) Series 2021 B:
5% 10/1/32	2,175	2,366
5% 10/1/34	2,400	2,599
5% 10/1/38	2,905	3,011
5% 10/1/39	3,060	3,160
5% 10/1/40	3,215	3,302
Pasco County School Board Ctfs. of Prtn. Series 2020 C:
5% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	3,000	3,214
5% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	2,250	2,401
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	400	401
5% 7/1/39	1,000	946
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	1,940	1,941
5% 7/1/27	4,130	4,133
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/24	1,700	1,712
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	3,981
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,477
5% 8/15/25	3,980	4,038
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,750	1,640
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2001 A, 6% 10/1/29	2,430	2,762
Village Cmnty. Dev. District No. 15 Series 2023:
4.25% 5/1/28 (d)	700	689
4.375% 5/1/33 (d)	1,000	972
4.85% 5/1/38 (d)	1,000	964
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/35	400	375
4% 10/15/36	375	347
4% 10/15/38	750	671
4% 10/15/39	1,000	883
5% 10/15/44	1,365	1,374
5% 10/15/49	2,560	2,546
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	4,937
Series 2019, 5% 8/1/24	1,800	1,812
TOTAL FLORIDA		776,941
Georgia - 4.1%
Atlanta Arpt. Passenger Facilities Charge Rev. Series 2023 E:
5% 7/1/37 (c)	3,750	3,872
5% 7/1/38 (c)	2,750	2,822
5% 7/1/40 (c)	1,565	1,594
Atlanta Arpt. Rev.:
Series 2020 A:
5% 7/1/26	4,290	4,436
5% 7/1/27	9,365	9,823
Series 2021 C:
4% 7/1/38 (c)	745	690
5% 7/1/25 (c)	710	719
5% 7/1/32 (c)	1,750	1,839
5% 7/1/33 (c)	1,050	1,099
5% 7/1/34 (c)	750	784
5% 7/1/35 (c)	1,000	1,042
5% 7/1/36 (c)	1,050	1,086
5% 7/1/37 (c)	1,115	1,145
Atlanta Gen. Oblig. Series 2022 A1, 5% 12/1/34	2,250	2,486
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/27	970	984
5% 11/1/29	2,430	2,465
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009, 3.95%, tender 3/8/28 (b)	19,870	19,175
Series 2013, 2.875%, tender 8/19/25 (b)	11,435	10,990
Brookhaven Dev. Auth. Rev. Series 2019 A:
5% 7/1/24	1,750	1,762
5% 7/1/27	1,500	1,570
5% 7/1/38	2,000	2,067
5% 7/1/39	1,250	1,288
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2008, 2.925%, tender 3/12/24 (b)	5,000	4,940
Series 2012:
1.7%, tender 8/22/24 (b)	9,660	9,336
2.875%, tender 8/19/25 (b)	3,575	3,436
Series 2013 1st, 2.925%, tender 3/12/24 (b)	7,770	7,677
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (b)	12,665	12,853
Series 2019 B, 5%, tender 7/1/29 (b)	10,100	10,497
DeKalb Private Hosp. Auth. Rev. Series 2019 B:
5% 7/1/24	1,000	1,007
5% 7/1/26	1,000	1,032
5% 7/1/28	2,000	2,121
Fulton County Dev. Auth. Rev.:
Series 2019 C:
5% 7/1/27	3,035	3,177
5% 7/1/36	1,300	1,360
5% 7/1/37	1,600	1,663
5% 7/1/39	1,250	1,288
Series 2019, 5% 6/15/44	2,365	2,430
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 4% 2/15/37	1,080	969
Georgia Gen. Oblig. Series 2020 A:
4% 8/1/34	8,545	8,714
4% 8/1/35	15,000	15,175
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
5% 1/1/27	990	1,015
5% 1/1/28	520	539
5% 1/1/29	1,140	1,189
5% 1/1/31	700	728
5% 1/1/32	515	536
5% 1/1/33	1,200	1,249
Series 2020 A:
4% 1/1/34	1,870	1,805
5% 11/1/27	600	621
5% 11/1/28	820	856
5% 11/1/29	935	981
5% 1/1/31	1,000	1,057
5% 1/1/31	1,250	1,322
5% 1/1/32	1,150	1,216
5% 1/1/32	1,000	1,057
5% 1/1/33	1,000	1,057
5% 1/1/35	1,000	1,053
Series 2021 A:
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,710	1,482
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,100	954
4% 1/1/51	630	521
5% 1/1/56	1,635	1,577
5% 1/1/56	560	528
5% 1/1/56	820	796
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	3,345	3,356
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	2,000	2,007
5% 1/1/63	1,485	1,394
Series 2022 A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	2,845	2,975
Series 2023 A:
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	360	388
5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,075
5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	365	392
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	845	903
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	310	331
5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	650	688
5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	450	476
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	495	519
5% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,230	1,279
5% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	435	452
5% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	500	518
Series GG:
5% 1/1/24	3,520	3,521
5% 1/1/25	1,215	1,215
5% 1/1/26	4,855	4,857
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series 2014 U, 5% 10/1/24	1,360	1,372
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2020, 4% 8/1/38	2,000	1,694
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	28,250	28,241
Series 2019 B, 4%, tender 12/2/24 (b)	26,260	26,091
Series 2021 A, 4%, tender 9/1/27 (b)	37,145	36,164
Series 2022 B, 5%, tender 6/1/29 (b)	34,655	34,590
Series 2022 E, 4%, tender 12/1/29 (b)	28,790	27,180
Series 2023 B, 5%, tender 3/1/30 (b)	14,245	14,384
Series 2023 C, 5%, tender 9/1/30 (b)	17,055	17,233
Series 2023 D, 5%, tender 12/1/30 (b)	28,360	28,095
Series 2022 A, 4% 12/1/29	3,515	3,322
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009, 3.875%, tender 3/6/26 (b)	2,150	2,104
Series 2012, 3.875%, tender 3/6/26 (b)	2,785	2,726
Series 2023:
3.875%, tender 3/6/26 (b)	3,500	3,425
3.875%, tender 3/6/26 (b)	3,500	3,425
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	955	887
4% 4/1/41	1,500	1,353
5% 4/1/32	800	859
5% 4/1/34	2,420	2,600
Series 2020 B, 5% 9/1/34	3,500	3,788
TOTAL GEORGIA		449,431
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2020 A:
4% 7/1/36 (c)	925	867
4% 7/1/37 (c)	1,385	1,290
4% 7/1/38 (c)	1,400	1,291
4% 7/1/39 (c)	1,500	1,372
4% 7/1/40 (c)	535	483
5% 7/1/33 (c)	6,795	7,077
Hawaii Gen. Oblig.:
Series 2019 FW:
5% 1/1/31	1,250	1,328
5% 1/1/35	5,000	5,288
Series 2019, 5% 1/1/30	5,140	5,471
Series 2020 A:
4% 7/1/33 (c)	1,000	957
4% 7/1/35 (c)	280	263
Honolulu City & County Gen. Oblig.:
Series 2017 D, 5% 9/1/26	3,110	3,228
Series 2019 A:
5% 9/1/27	2,000	2,106
5% 9/1/30	6,500	6,902
Series 2019 D, 5% 8/1/26	4,500	4,665
Series 2020 F:
5% 7/1/33	1,955	2,109
5% 7/1/34	860	926
Series 2022 A:
5% 11/1/23	2,220	2,222
5% 11/1/25	2,620	2,687
5% 11/1/26	700	728
5% 11/1/27	2,630	2,776
5% 11/1/28	4,210	4,496
Series C:
4% 7/1/34	850	851
4% 7/1/37	750	726
4% 7/1/39	1,200	1,130
4% 7/1/40	1,250	1,165
Univ. Hawaii Rev.:
Series 2020 B:
5% 10/1/29	4,695	5,056
5% 10/1/30	4,280	4,657
Series 2020 D, 5% 10/1/29	1,025	1,104
TOTAL HAWAII		73,221
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/24	1,260	1,270
5% 7/15/25	1,260	1,284
5% 7/15/27	3,140	3,288
Series 2019 A, 4% 1/1/50	630	615
Series 2021 A:
4% 7/15/36	2,250	2,104
4% 7/15/37	750	692
4% 7/15/38	1,750	1,588
4% 7/15/39	1,500	1,347
TOTAL IDAHO		12,188
Illinois - 9.7%
Champaign County Cmnty. Unit Series 2020 A:
0% 1/1/26	800	724
0% 1/1/28	575	479
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	1,880	1,731
Series 2015 C, 5.25% 12/1/39	1,455	1,380
Series 2016 B, 6.5% 12/1/46	700	718
Series 2017 A, 7% 12/1/46 (d)	2,400	2,520
Series 2017 C, 5% 12/1/26	905	917
Series 2017 D, 5% 12/1/27	2,500	2,532
Series 2017 H:
5% 12/1/36	5,215	5,079
5% 12/1/46	3,275	2,962
Series 2018 A:
5% 12/1/24	560	563
5% 12/1/27	6,280	6,361
5% 12/1/33	700	703
5% 12/1/34	1,400	1,402
Series 2018 C:
5% 12/1/24	725	729
5% 12/1/26	4,625	4,687
5% 12/1/46	11,410	10,321
Series 2019 A:
5% 12/1/24	2,300	2,313
5% 12/1/28	6,520	6,621
5% 12/1/28	510	518
5% 12/1/29	930	945
5% 12/1/30	1,335	1,352
5% 12/1/30	900	912
5% 12/1/32	1,250	1,259
Series 2021 B, 5% 12/1/31	3,250	3,287
Series 2022 A, 5% 12/1/47	11,070	10,223
Chicago Gen. Oblig.:
Series 2019 A, 5.5% 1/1/35	2,000	2,082
Series 2020 A, 5% 1/1/31	1,600	1,645
Series 2021 A:
5% 1/1/31	7,690	7,973
5% 1/1/34	4,995	5,111
Series 2023 A:
4% 1/1/35	8,000	7,385
5% 1/1/34	7,000	7,189
5% 1/1/35	2,460	2,517
5.25% 1/1/36	1,500	1,550
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/30 (c)	2,980	2,970
5% 1/1/32 (c)	6,310	6,280
5% 1/1/33 (c)	7,100	7,062
Series 2014 B, 5% 1/1/24	3,235	3,241
Series 2016 A:
5% 1/1/29 (c)	2,155	2,167
5% 1/1/30 (c)	3,290	3,308
5% 1/1/31 (c)	3,850	3,871
Series 2016 B, 5% 1/1/41	3,390	3,381
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/24 (c)	1,045	1,046
Series 2015 B, 5% 1/1/32	5,235	5,273
Series 2015 C, 5% 1/1/24 (c)	1,245	1,246
Series 2016 C:
5% 1/1/24	1,455	1,458
5% 1/1/25	2,285	2,310
5% 1/1/26	1,940	1,987
5% 1/1/33	2,305	2,347
5% 1/1/34	2,670	2,715
Series 2016 D, 5% 1/1/52	6,740	6,632
Series 2017 D:
5% 1/1/27 (c)	2,415	2,454
5% 1/1/28 (c)	460	468
5% 1/1/31 (c)	2,850	2,893
5% 1/1/33 (c)	1,455	1,477
Series 2018 A:
5% 1/1/48 (c)	3,585	3,553
5% 1/1/53 (c)	6,110	6,048
Series 2018 B, 5% 1/1/53	2,155	2,155
Series 2020 A, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	5,000	4,856
Series 2023:
5% 1/1/37 (Build America Mutual Assurance Insured)	1,330	1,377
5.25% 1/1/39 (Build America Mutual Assurance Insured)	1,195	1,247
5.25% 1/1/40 (Build America Mutual Assurance Insured)	1,700	1,766
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (c)	2,470	2,372
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2021:
5% 6/1/27	2,250	2,316
5% 6/1/28	2,500	2,594
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/23	1,050	1,051
5% 11/15/24	1,150	1,163
5% 11/15/25	1,150	1,170
5% 11/15/26	2,300	2,365
Series 2021 B:
4% 11/15/26	1,575	1,580
4% 11/15/27	1,585	1,596
4% 11/15/28	795	800
Series 2022 A:
5% 11/15/29	4,365	4,620
5% 11/15/33	1,425	1,521
Cook County Sales Tax Rev.:
Series 2022 B, 5% 11/15/32	405	435
Series 2022 B, 5% 11/15/34	300	318
Series 2022 B:
5% 11/15/35	850	895
5% 11/15/36	1,725	1,801
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	5,194
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	1,190	1,240
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 4.4%, tender 11/1/23 (b)(c)	38,200	38,188
Illinois Fin. Auth.:
Bonds Series 2021 B, 5%, tender 8/15/31 (b)	2,940	3,076
Series 2020 A:
5% 8/15/30	2,170	2,343
5% 8/15/31	1,060	1,133
5% 8/15/32	1,500	1,600
5% 8/15/33	1,250	1,332
Series 2021 A, 4% 7/15/39	1,500	1,365
Series 2022 A:
5% 8/15/38	2,700	2,776
5% 8/15/39	3,300	3,368
5.5% 10/1/47	1,680	1,596
Series 2023 A:
5% 5/15/35	625	683
5% 5/15/36	400	433
5% 5/15/38	465	491
5% 5/15/40	2,500	2,620
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/24	1,480	1,480
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34 (Pre-Refunded to 9/1/24 @ 100)	585	590
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,409
5% 7/15/26	1,940	1,996
5% 7/15/28	2,040	2,140
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	10,023
5% 5/15/30	9,845	9,980
5% 5/15/31	21,400	21,648
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	2,649
5% 2/15/28	6,800	7,009
5% 2/15/29	10,570	10,891
5% 2/15/36	2,200	2,245
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	772
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	1,988
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	884
Series 2013:
5% 11/15/26	2,600	2,600
5% 11/15/29	780	780
Series 2015 A:
5% 5/15/25	760	739
5% 11/15/27	1,015	1,032
5% 11/15/28	1,215	1,234
5% 11/15/29	1,830	1,855
5% 11/15/32	3,375	3,414
5% 11/15/35	1,500	1,508
Series 2015 B, 5% 11/15/26	2,940	2,970
Series 2015 C:
5% 8/15/35	5,925	5,849
5% 8/15/44	28,260	26,623
Series 2016 A:
5% 2/15/24	1,455	1,459
5% 2/15/25	995	1,006
5% 2/15/26	1,455	1,485
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	2,545	2,632
5% 8/15/33 (Pre-Refunded to 8/15/26 @ 100)	3,205	3,303
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	5,715	5,911
5% 2/15/45	1,600	1,578
Series 2016 C:
3.75% 2/15/34	1,250	1,182
4% 2/15/36	5,330	5,076
4% 2/15/41	4,915	4,334
5% 2/15/24	565	567
5% 2/15/31	1,650	1,697
5% 2/15/32	12,195	12,537
5% 2/15/33	4,855	4,985
5% 2/15/41	6,865	6,911
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	35	35
5% 5/15/28	2,380	2,425
5% 5/15/29	1,330	1,352
5% 12/1/29	1,755	1,784
5% 12/1/33	1,900	1,923
5% 12/1/40	4,765	4,614
5% 12/1/46	3,250	3,013
Series 2017 A, 5% 8/1/47	750	691
Series 2017:
5% 7/1/29	5,030	5,241
5% 1/1/30	4,855	5,059
5% 7/1/31	8,630	8,989
Series 2018 A, 5% 5/15/32	9,255	9,359
Series 2019:
4% 9/1/35	1,000	837
5% 9/1/29	650	635
5% 9/1/31	500	484
5% 9/1/32	1,000	961
5% 9/1/34	1,100	1,038
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	1,410	1,490
Series 2014:
5% 2/1/26	2,195	2,196
5% 2/1/27	2,590	2,591
5% 4/1/28	2,070	2,071
5% 5/1/28	910	911
5% 5/1/32	2,430	2,418
5% 5/1/33	6,410	6,410
5.25% 2/1/31	10,195	10,202
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	12,435	12,105
5% 6/1/25	7,620	7,722
5% 6/1/26	1,035	1,058
5% 2/1/27	8,355	8,587
5% 2/1/28	5,965	6,127
5% 2/1/29	5,605	5,748
5% 1/1/33	1,085	1,095
5% 1/1/35	3,600	3,619
5% 1/1/41	2,100	2,011
5% 11/1/41	3,900	3,715
Series 2017 A, 5% 12/1/38	1,250	1,250
Series 2017 D, 5% 11/1/25	12,765	12,979
Series 2019 B, 5% 9/1/24	5,580	5,618
Series 2020 B:
4% 10/1/32	3,610	3,517
5% 10/1/30	11,425	12,017
Series 2020 C, 4.125% 10/1/36	1,500	1,407
Series 2021 A, 5% 3/1/30	2,000	2,098
Series 2022 A:
5% 3/1/30	10,690	11,216
5% 3/1/35	8,775	9,106
5.25% 3/1/37	4,590	4,774
Series 2022 B:
5% 3/1/29	3,650	3,809
5% 3/1/30	15,000	15,738
5% 3/1/31	23,510	24,760
5% 3/1/32	6,160	6,500
5% 3/1/33	14,300	15,020
5% 3/1/34	30,000	31,333
5% 3/1/36	18,040	18,589
Series 2023 B:
5% 5/1/29	885	925
5.25% 5/1/40	2,585	2,640
5.25% 5/1/42	9,000	9,135
Series 2023 C, 5% 5/1/28	5,000	5,192
Series 2023 D:
5% 7/1/29	22,070	23,076
5% 7/1/35	33,175	34,410
Illinois Hsg. Dev. Auth. Series 2022 A, 3.5% 4/1/52	13,635	12,979
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	8,549	7,179
Illinois Hsg. Dev. Auth. Rev.:
Series 2019 C, 5% 4/1/28	1,200	1,254
Series D, 3.75% 4/1/50	1,555	1,506
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	9,710	9,852
5% 2/1/31	3,465	3,508
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	8,000	8,009
Series 2021 C:
5% 6/15/24	1,710	1,722
5% 6/15/25	985	1,002
5% 6/15/26	1,500	1,532
5% 6/15/27	3,000	3,089
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 D, 5% 1/1/24	5,890	5,901
Series 2016 A, 5% 12/1/31	1,735	1,758
Series 2019 A, 5% 1/1/44	3,730	3,787
Series 2019 C, 5% 1/1/31	4,350	4,605
Series A:
5% 1/1/39	2,100	2,210
5% 1/1/41	4,580	4,707
Series C:
5% 1/1/25	3,900	3,946
5% 1/1/26	4,650	4,759
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015, 5% 1/1/26	8,660	8,721
Series 2017, 5% 1/1/29	1,790	1,833
Lake County Forest Preservation District Series 2021, 2% 12/15/33	1,000	776
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	7,810	7,728
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	3,880	3,829
0% 1/15/24 (Escrowed to Maturity)	3,325	3,287
0% 1/15/25	7,510	7,083
0% 1/15/26	5,645	5,096
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,235	2,242
5% 2/1/27	5,825	5,907
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	2,160	659
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	3,985	1,150
Series 2002 A, 0% 6/15/31	1,755	1,247
Series 2002:
0% 12/15/23	4,015	3,977
0% 12/15/23 (Escrowed to Maturity)	100	99
Series 2020 A, 5% 6/15/50	38,595	37,259
Series 2022 A:
0% 6/15/36	1,350	723
0% 6/15/37	1,395	698
0% 12/15/37	1,380	668
0% 6/15/38	1,500	702
0% 12/15/38	1,500	684
0% 6/15/39	1,750	768
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/24 (Escrowed to Maturity)	13,685	13,770
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/32	11,240	11,086
Univ. of Illinois Rev. Series 2013:
6% 10/1/42	3,785	3,791
6.25% 10/1/38	3,785	3,792
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	5,600	4,896
TOTAL ILLINOIS		1,064,685
Indiana - 1.2%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds:
(Fulcrum Centerpoint, LLC Proj.) Series 2022, 4.5%, tender 11/15/23 (c)	15,000	14,976
Series 2009 A2, 3.75%, tender 6/1/27 (b)(c)	3,650	3,565
Series 2022 A1, 4.5%, tender 6/1/32 (b)(c)	3,200	3,128
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	1,550	1,355
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	2,750	2,422
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	5,045	4,860
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2011 L, 0.7%, tender 1/1/26 (b)	24,895	22,508
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	986
Series 2015, 5% 3/1/36	8,060	8,097
Series 2016:
5% 9/1/26	970	996
5% 9/1/29	485	499
5% 9/1/36	2,090	2,126
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2015 A, 5% 10/1/26	2,405	2,430
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	3,640	2,874
Series 2021 B, 3% 7/1/50	2,320	2,190
Series A, 3% 7/1/51	1,600	1,514
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (c)	4,710	4,731
Series 2021 A, 5% 6/1/24	1,800	1,810
Series 2022 G2:
5% 1/1/32 (c)	550	576
5% 1/1/33 (c)	875	915
5% 1/1/34 (c)	750	781
5% 1/1/35 (c)	850	879
5.25% 1/1/36 (c)	1,000	1,058
5.25% 1/1/37 (c)	850	891
5.25% 1/1/38 (c)	1,000	1,036
5.25% 1/1/39 (c)	2,075	2,141
Indianapolis Thermal Energy Sys. Series 2016 A:
5% 10/1/24	10,585	10,702
5% 10/1/25	11,400	11,647
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.) Series 2020:
5% 4/1/29	1,185	1,233
5% 4/1/30	2,220	2,297
5% 4/1/33	1,445	1,497
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2017, 5%, tender 11/1/24 (b)(c)	2,500	2,519
Series 2019 A, 5%, tender 6/5/26 (b)(c)	12,305	12,495
TOTAL INDIANA		131,734
Iowa - 0.4%
Des Moines Iowa Series 2020 A, 2% 6/1/31	1,295	1,058
Iowa Fin. Auth. Rev.:
Series 2021 A, 4% 5/15/28	2,355	2,119
Series A:
5% 5/15/43	1,410	1,088
5% 5/15/48	2,910	2,142
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (b)(c)	4,130	4,047
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2022 B:
5% 12/1/29 (c)	1,575	1,605
5% 12/1/30 (c)	2,000	2,056
5% 12/1/31 (c)	2,000	2,055
5% 12/1/32 (c)	2,000	2,053
Series 2023 B:
5% 12/1/27 (c)	1,000	1,016
5% 12/1/28 (c)	1,445	1,469
5% 12/1/29 (c)	3,600	3,670
5% 12/1/30 (c)	2,230	2,256
5% 12/1/31 (c)	4,100	4,138
5% 12/1/32 (c)	3,750	3,780
5% 12/1/33 (c)	4,280	4,260
TOTAL IOWA		38,812
Kansas - 0.0%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/30	970	983
5% 9/1/32	1,115	1,130
TOTAL KANSAS		2,113
Kentucky - 2.0%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/33	1,440	1,352
5% 2/1/28	880	898
5% 2/1/29	530	543
5% 2/1/31	460	463
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(c)	7,955	7,096
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	811
5% 1/1/26	585	600
5% 1/1/29	1,555	1,585
5% 1/1/30	1,625	1,656
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	1,797
5% 9/1/28	1,880	1,991
5% 9/1/30	520	548
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/32	460	444
4% 6/1/33	375	361
4% 6/1/35	235	222
4% 6/1/38	570	526
Kentucky Econ. Dev. Fin. Auth. Series 2019 A1, 5% 8/1/32	1,105	1,139
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,733
5% 6/1/26	1,815	1,821
5% 6/1/27	1,910	1,916
5% 6/1/28	2,005	2,011
5% 6/1/29	2,105	2,108
5% 6/1/30	2,215	2,214
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27 (Pre-Refunded to 10/1/23 @ 100)	3,755	3,755
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,212
Series D:
5% 5/1/27	970	1,006
5% 5/1/28	970	1,007
(Proj. No. 112) Series 2016 B, 5% 11/1/27	16,420	16,931
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	5,088
5% 5/1/29	565	591
5% 5/1/31	1,425	1,497
Series 2015, 5% 8/1/28	1,035	1,053
Series 2016 A:
5% 2/1/29	5,555	5,679
5% 2/1/30	5,670	5,794
5% 2/1/32	2,230	2,277
5% 2/1/33	2,770	2,824
Series 2016 B, 5% 11/1/26	4,825	4,971
Series 2017, 5% 4/1/27	4,625	4,791
Series A:
5% 11/1/31	2,000	2,098
5% 11/1/32	3,000	3,155
5% 11/1/33	1,500	1,575
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Series 2022 B:
5% 7/1/32	400	435
5% 7/1/34	400	433
Kentucky, Inc. Pub. Energy Bonds:
Series A, 4%, tender 6/1/26 (b)	41,220	40,422
Series C1, 4%, tender 6/1/25 (b)	28,000	27,589
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	7,565	7,565
Series 2020 C, 5%, tender 10/1/26 (b)	2,595	2,634
Series 2020 D, 5%, tender 10/1/29 (b)	3,700	3,788
Series 2013 A:
5.5% 10/1/33 (Pre-Refunded to 10/1/23 @ 100)	2,430	2,430
5.75% 10/1/38	6,245	6,245
Series 2016 A:
5% 10/1/29	17,585	17,832
5% 10/1/32	3,230	3,276
Series 2020 A, 5% 10/1/37	4,300	4,332
Louisville & Jefferson County Metropolitan Govt. Board Wtr. Works Sys. Rev. Series 2022, 5% 11/15/35	2,980	3,261
TOTAL KENTUCKY		219,381
Louisiana - 0.6%
Jefferson Parish Consolidated Sewerage District # 1 Rev. Series 2022:
4% 2/1/35	3,465	3,440
4% 2/1/36	1,960	1,923
4% 2/1/38	1,445	1,350
4% 2/1/39	2,890	2,675
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	3,900	4,072
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/23	2,915	2,919
Series 2018 E:
5% 7/1/35	1,655	1,718
5% 7/1/36	1,795	1,852
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (c)	2,430	2,431
5% 1/1/25 (c)	2,915	2,930
5% 1/1/27 (c)	2,185	2,189
Series 2017 B:
5% 1/1/29 (c)	390	397
5% 1/1/31 (c)	730	741
5% 1/1/36 (c)	630	636
5% 1/1/37 (c)	485	488
Series 2017 D2:
5% 1/1/26 (c)	730	737
5% 1/1/29 (c)	485	494
5% 1/1/30 (c)	665	675
5% 1/1/32 (c)	1,495	1,518
5% 1/1/35 (c)	1,115	1,130
5% 1/1/38 (c)	570	570
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	9,665	9,035
Bonds (Marathon Oil Corp.) Series 2017:
2.1%, tender 7/1/24 (b)	4,670	4,583
4.05%, tender 7/1/26 (b)	12,590	12,362
TOTAL LOUISIANA		60,865
Maine - 0.1%
Brunswick Series 2020:
2% 11/1/32	1,095	868
2.125% 11/1/34	1,195	920
2.375% 11/1/37	605	440
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2016 A:
4% 7/1/41	2,030	1,612
4% 7/1/46	2,765	2,063
5% 7/1/41	860	757
5% 7/1/46	865	716
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,277
5% 7/1/27	1,940	1,980
TOTAL MAINE		11,633
Maryland - 1.9%
Anne Arundel County Gen. Oblig. Series 2021, 3% 10/1/36	2,300	1,941
Baltimore County Gen. Oblig.:
Series 2020, 4% 3/1/36	7,310	7,290
Series 2021, 5% 3/1/25	1,520	1,546
Series 2023:
5% 3/1/39	5,140	5,503
5% 3/1/39	1,885	2,018
5% 3/1/40	2,385	2,543
5% 3/1/40	1,980	2,111
Baltimore Gen. Oblig. Series 2022 A:
5% 10/15/35	1,475	1,622
5% 10/15/37	865	932
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	3,575
5% 7/1/31	6,580	6,786
5% 7/1/33	6,635	6,842
Series 2017 D, 5% 7/1/33	5,630	5,820
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	2,800	2,736
Series 2019 C, 3.5% 3/1/50	3,080	2,967
Maryland Dept. of Trans.:
Series 2019, 4% 10/1/32	3,600	3,621
Series 2021 B:
5% 8/1/32 (c)	1,250	1,304
5% 8/1/33 (c)	1,000	1,040
5% 8/1/35 (c)	1,850	1,904
5% 8/1/36 (c)	1,000	1,020
Series 2022 A:
5% 12/1/23	2,055	2,058
5% 12/1/25	1,400	1,439
5% 12/1/28	1,265	1,357
Series 2022 B:
5% 12/1/24	2,370	2,403
5% 12/1/25	3,500	3,597
Series 2022, 5% 12/1/26	1,205	1,255
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/24	1,455	1,462
5% 6/1/25	1,455	1,454
5% 6/1/26	1,940	1,953
5% 6/1/27	1,310	1,326
5% 6/1/31	970	987
5% 6/1/32	970	987
Maryland Econ. Dev. Corp.:
(Port Covington Proj.) Series 2020:
3.25% 9/1/30	500	453
4% 9/1/40	2,095	1,752
4% 9/1/50	2,625	1,991
(Purple Line Lt. Rail Proj.) Series 2022 B:
5% 12/31/36 (c)	3,185	3,188
5% 12/31/37 (c)	2,500	2,473
5% 12/31/38 (c)	2,200	2,162
5% 6/30/39 (c)	3,700	3,613
5% 12/31/39 (c)	1,700	1,659
Maryland Gen. Oblig.:
Series 2021 2A, 5% 8/1/29	26,455	28,642
Series 2021 A:
4% 8/1/35	2,575	2,591
5% 8/1/33	1,810	1,993
Series 2022 2C:
4% 3/1/28	7,595	7,759
5% 3/1/26	11,000	11,348
Series 2022 A:
5% 6/1/34	1,995	2,208
5% 6/1/35	3,765	4,140
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/35	500	473
4% 6/1/46	750	625
4% 6/1/51	1,000	806
4% 6/1/55	1,000	788
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/27	1,000	1,006
5% 7/1/28	1,300	1,310
5% 7/1/29	2,200	2,217
5% 7/1/31	1,000	1,008
Series 2016 A:
4% 7/1/42	1,410	1,176
5% 7/1/33	2,185	2,201
5% 7/1/34	1,600	1,614
5% 7/1/35	605	609
5% 7/1/36	1,700	1,707
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/34	5,650	6,096
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/24	3,400	3,429
5% 7/15/37	6,750	7,156
Washington Suburban San. District Series 2023:
5% 6/1/40	6,875	7,340
5% 6/1/41	4,140	4,403
TOTAL MARYLAND		203,335
Massachusetts - 1.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007 A1, 5.25% 7/1/33	1,905	2,179
Series 2015 A, 5% 7/1/45	1,535	1,541
Series 2016 A, 0% 7/1/32	2,000	1,340
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B:
5% 6/1/38	10,170	10,540
5% 6/1/39	10,765	11,131
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series A, 5% 1/1/31	7,500	8,046
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/24	3,885	3,915
5% 7/1/30	3,565	3,722
Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (b)	11,290	11,315
Series A1, 5%, tender 1/31/30 (b)	10,135	10,863
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (d)	3,209	3,216
Series 2015 O1, 4% 7/1/45	3,395	2,995
Series 2016 A, 4% 7/15/36	21,300	21,388
Series 2016, 5% 10/1/41	3,800	3,648
Series 2017 A, 5% 1/1/40	2,980	2,911
Series 2019 S1:
5% 10/1/23	2,400	2,400
5% 10/1/24	1,190	1,202
5% 10/1/25	2,670	2,731
Series 2019:
5% 7/1/30	1,435	1,457
5% 7/1/32	1,040	1,055
Series 2022:
5% 10/1/34	1,750	1,932
5% 10/1/35	1,750	1,921
5% 10/1/36	1,500	1,629
Massachusetts Edl. Fing. Auth. Rev.:
Series 2017 B, 4.25% 7/1/46 (c)	2,300	1,956
Series 2022 B:
5% 7/1/26 (c)	2,600	2,626
5% 7/1/27 (c)	2,350	2,382
5% 7/1/28 (c)	1,775	1,802
5% 7/1/29 (c)	1,925	1,959
5% 7/1/30 (c)	1,000	1,021
5% 7/1/31 (c)	800	819
Series 2023 B:
5% 7/1/31 (c)	8,485	8,616
5% 7/1/33 (c)	2,280	2,316
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/36	2,560	2,709
Series 2019 B, 5% 7/1/36	1,700	1,793
Series 2021 A, 5% 9/1/25	13,755	14,089
Series 2022 C:
5% 10/1/33	4,785	5,318
5% 10/1/34	6,000	6,628
Series A, 5% 7/1/28	1,100	1,142
Massachusetts Port Auth. Rev.:
Series 2019 A, 5% 7/1/31 (c)	5,000	5,192
Series 2019 C, 5% 7/1/44 (c)	3,000	2,998
Series 2021 E, 5% 7/1/35 (c)	2,400	2,502
Series 2022 A:
5% 7/1/32 (c)	1,500	1,594
5% 7/1/33 (c)	1,025	1,081
5% 7/1/34 (c)	1,350	1,421
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	9,190	9,100
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2007 B, 5.25% 8/1/33	5,435	6,223
Somerville Gen. Oblig. Series 2020, 2% 10/15/37	3,580	2,484
Stoneham Gen. Oblig. Series 2022, 2.125% 1/15/38	3,335	2,335
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2022 1, 5% 11/1/39	2,135	2,270
TOTAL MASSACHUSETTS		205,453
Michigan - 2.9%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	1,000	984
Series A, 5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	1,200	1,185
Detroit Gen. Oblig. Series 2021 A:
4% 4/1/41	1,575	1,299
4% 4/1/42	600	488
5% 4/1/31	900	919
5% 4/1/33	1,075	1,098
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	18,655	20,254
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	3,400	3,469
5% 5/1/31 (Assured Guaranty Muni. Corp. Insured)	4,855	4,947
5% 5/1/32 (Assured Guaranty Muni. Corp. Insured)	730	743
5% 5/1/33 (Assured Guaranty Muni. Corp. Insured)	3,030	3,083
Series 2017:
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,310	1,359
5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	1,890	1,963
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2022 A:
5% 7/1/33	330	361
5% 7/1/35	745	802
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2022 A:
5% 7/1/33	270	295
5% 7/1/35	3,000	3,225
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,255	3,318
5% 5/15/27 (Pre-Refunded to 5/15/26 @ 100)	20	21
5% 5/15/28	2,460	2,506
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	15	15
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	1,810
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	5,760	5,143
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	16,710	17,270
5% 4/15/35	2,720	2,814
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,655	1,657
5% 12/1/24	1,700	1,721
5% 12/1/25	2,915	2,981
5% 12/1/26	1,270	1,316
5% 12/1/27	1,215	1,275
5% 12/1/28	1,940	2,019
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (b)	1,775	1,511
Series 2019 B, 5%, tender 11/16/26 (b)	5,450	5,527
Series 2019 MI2, 5%, tender 2/1/25 (b)	10,655	10,796
Series 2015 D1:
5% 7/1/27	415	419
5% 7/1/29	970	982
5% 7/1/31	1,165	1,181
5% 7/1/32	970	982
5% 7/1/33	825	835
Series 2016:
5% 11/15/30	4,480	4,561
5% 11/15/32	1,210	1,231
Series 2020 A:
5% 6/1/30	775	824
5% 6/1/31	1,005	1,072
5% 6/1/32	970	1,034
5% 6/1/33	1,745	1,852
Series 2020, 5% 6/1/40	2,340	2,388
Series 2022:
5% 4/15/32	8,285	8,929
5% 4/15/33	5,065	5,463
5% 4/15/34	2,530	2,723
5% 4/15/35	1,445	1,547
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	3,377
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,473
5% 12/1/25	1,260	1,289
5% 12/1/26	1,940	2,010
5% 12/1/27	1,295	1,359
5% 12/1/28	2,040	2,123
Bonds Series 2010 F3, 4%, tender 7/1/24 (b)	23,785	23,724
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	5,785	5,439
Series 2022 D, 5.5% 6/1/53	11,175	11,427
Series A, 3.5% 12/1/50	2,915	2,800
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	3,350	3,244
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	8,110	7,870
(DTE Elec. Co. Exempt Facilities Proj.) Series 2023 DT, 3.875%, tender 6/3/30 (b)(c)	2,100	2,002
Michigan Technological Univ. Series 2021:
4% 10/1/41	1,450	1,240
5% 10/1/30	1,645	1,758
5% 10/1/31	1,250	1,346
5% 10/1/32	1,250	1,343
5% 10/1/33	1,325	1,434
5% 10/1/34	1,405	1,514
Michigan Trunk Line Fund Rev. Series 2020 B, 5% 11/15/36	26,785	28,674
Oakland Univ. Rev.:
Series 2022 A:
5% 3/1/26	480	492
5% 3/1/33	1,000	1,066
5% 3/1/34	1,905	2,024
5% 3/1/35	2,000	2,117
5% 3/1/36	2,095	2,201
5% 3/1/37	2,200	2,275
5% 3/1/38	2,310	2,363
5% 3/1/39	2,425	2,466
Series 2022 B:
5% 3/1/33	1,000	1,066
5% 3/1/34	1,250	1,328
5% 3/1/38	1,330	1,361
5% 3/1/39	1,375	1,398
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,244
5% 11/1/29	3,080	3,154
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/24 (Pre-Refunded to 3/1/24 @ 100)	1,940	1,947
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/28	565	581
5% 7/1/29	1,000	1,032
5% 7/1/30	425	440
5% 7/1/31	495	509
5% 7/1/32	545	561
5% 7/1/33	595	612
5% 7/1/34	385	397
5% 7/1/35	400	411
Univ. of Michigan Rev. Series 2022 D, 5% 4/1/33	1,440	1,586
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	1,764
5% 5/1/31	1,400	1,496
5% 5/1/32	2,300	2,460
5% 5/1/33	1,875	2,003
5% 5/1/34	2,450	2,616
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	4,519
5% 5/1/31	4,660	4,752
5% 5/1/32	4,955	5,047
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/29	245	255
5% 12/1/30	380	395
5% 12/1/31	390	405
5% 12/1/36	535	546
Series 2017 B:
5% 12/1/29 (c)	685	701
5% 12/1/30 (c)	485	494
5% 12/1/31 (c)	525	535
5% 12/1/33 (c)	375	382
5% 12/1/36 (c)	810	817
Series 2017 C:
5% 12/1/23	2,185	2,188
5% 12/1/24	2,305	2,331
5% 12/1/25	2,150	2,196
5% 12/1/26	1,455	1,505
5% 12/1/27	1,460	1,531
TOTAL MICHIGAN		321,212
Minnesota - 0.7%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	1,957
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/32 (c)	780	813
5% 1/1/33 (c)	1,165	1,218
5% 1/1/34 (c)	1,135	1,181
5% 1/1/35 (c)	705	729
5% 1/1/36 (c)	565	580
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	3,945	4,093
Minnesota Gen. Oblig.:
Series 2021 B, 4% 9/1/32	4,475	4,570
Series 2022 B, 4% 8/1/36	11,000	11,021
Minnesota Hsg. Fin. Agcy.:
Series 2021 D, 3% 1/1/52	7,330	6,896
Series 2021, 3% 7/1/51	1,985	1,872
Series 2022 A:
5% 8/1/33	1,875	2,025
5% 8/1/34	1,500	1,622
5% 8/1/35	1,210	1,300
5% 8/1/36	2,320	2,469
Series 2022 B, 5% 8/1/32	2,120	2,294
Series 2022 C:
5% 8/1/33	1,780	1,922
5% 8/1/34	2,685	2,904
5% 8/1/35	2,820	3,030
Minnesota Pub. Facilities Auth. Rev. Series 2016 B, 4% 3/1/26	1,095	1,105
Mounds View Independent School District #621 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.45% 2/1/37	4,795	4,252
3.55% 2/1/38	5,005	4,397
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,440
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	6,955	6,798
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	3,495	3,164
3.65% 2/1/38	3,665	3,241
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/24	1,000	1,002
TOTAL MINNESOTA		77,895
Mississippi - 0.4%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(c)	10,750	7,978
Mississippi Dev. Bank Spl. Oblig. (Magnolia Reg'l. Health Ctr. Proj.) Series 2021:
4% 10/1/36 (d)	850	701
4% 10/1/41 (d)	1,360	1,024
5% 10/1/29 (d)	2,000	1,988
5% 10/1/30 (d)	2,800	2,776
5% 10/1/32 (d)	3,070	3,033
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	5,588
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.):
Series 2019 A:
5% 1/1/30	500	514
5% 1/1/31	1,500	1,541
5% 1/1/32	1,750	1,795
5% 1/1/34	1,065	1,097
5% 1/1/35	2,000	2,059
Series 2019 B:
5% 1/1/25	500	504
5% 1/1/26	700	709
5% 1/1/27	1,245	1,268
5% 1/1/28	500	513
5% 1/1/29	510	525
5% 1/1/30	595	612
Bonds Series II, 5%, tender 3/1/27 (b)	3,025	3,081
Series IV:
5% 10/1/34	1,435	1,483
5% 10/1/38	1,675	1,676
5% 10/1/39	1,000	989
TOTAL MISSISSIPPI		41,454
Missouri - 0.5%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	2,375	2,349
Series 2017 A, 5% 3/1/27	970	970
Kansas City Indl. Dev. Auth.:
(Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 4% 3/1/40 (c)	9,950	8,781
Series 2020 A, 5% 3/1/33 (c)	1,600	1,649
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/24	660	662
5% 1/1/29	550	581
5% 1/1/31	415	437
5% 1/1/34	380	401
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
4% 2/1/40	680	594
5% 2/1/30	2,395	2,419
5% 2/1/32	2,645	2,669
5% 2/1/36	2,145	2,162
5% 2/1/45	3,395	3,324
Series 2016:
5% 5/15/29	970	985
5% 5/15/30	970	983
5% 5/15/31	970	983
5% 5/15/36	2,915	2,943
Series 2022 A:
5% 6/1/32	2,150	2,298
5% 6/1/33	1,850	1,956
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	770	751
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/30	3,660	3,879
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	4,560	3,736
Series 2018 A, 5.125% 9/1/48	2,210	1,844
St Charles County Francis Howell R-III School District Gen. Oblig. Series 2022:
5% 3/1/34	950	1,028
5% 3/1/35	1,250	1,350
5% 3/1/36	1,250	1,339
5% 3/1/37	1,350	1,435
5% 3/1/38	2,000	2,100
5% 3/1/39	2,740	2,866
TOTAL MISSOURI		57,474
Montana - 0.2%
Gallatin County Indl. Dev. Rev. (Bozeman Fiber Proj.) Series 2021 A:
4% 10/15/32 (d)	1,160	1,008
4% 10/15/36 (d)	3,065	2,493
4% 10/15/41 (d)	4,910	3,633
4% 10/15/46 (d)	3,195	2,210
4% 10/15/51 (d)	2,625	1,737
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (c)	405	401
Series 2019 B, 4% 6/1/50	470	457
Montana Facility Fin. Auth. Series 2018 B, 5% 7/1/31	1,170	1,177
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/24	2,080	2,083
5% 2/15/25	1,940	1,951
5% 2/15/26	3,105	3,141
TOTAL MONTANA		20,291
Nebraska - 0.6%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	7,425	7,511
Series 2019, 4%, tender 8/1/25 (b)	15,350	15,150
Lincoln Arpt. Auth. Series 2021, 4% 7/1/36 (c)	1,000	951
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	1,955	1,896
Series 2019 E, 3.75% 9/1/49 (c)	2,145	2,083
Series 2020 A, 3.5% 9/1/50	2,190	2,099
Series 2022 B:
5% 3/1/27 (c)	1,165	1,187
5% 9/1/27 (c)	1,185	1,213
5% 3/1/28 (c)	1,205	1,236
5% 9/1/28 (c)	650	671
5% 9/1/29 (c)	1,270	1,304
Series A, 3% 9/1/45	5,000	4,698
Nebraska Pub. Pwr. District Rev.:
Series 2016 B:
5% 1/1/31	3,885	3,950
5% 1/1/34	4,235	4,281
5% 1/1/36	5,135	5,184
Series 2021 C:
5% 1/1/24	4,045	4,054
5% 1/1/26	1,000	1,024
Series 2021 D, 5% 1/1/25	600	608
Omaha Pub. Pwr. District Elec. Rev.:
Series 2022 A:
5% 2/1/35	575	633
5% 2/1/36	640	699
Series 2022 B:
5% 2/1/34	1,550	1,689
5% 2/1/35	450	495
TOTAL NEBRASKA		62,616
Nevada - 0.7%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	725	737
Series 2017:
5% 9/1/24	730	733
5% 9/1/28	445	454
5% 9/1/30	730	743
5% 9/1/34	740	750
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/28	1,440	1,439
Series 2019 A, 5% 7/1/26	2,965	3,066
Series 2019 D, 5% 7/1/24	4,195	4,225
Clark County School District:
Series 2017 A:
5% 6/15/25	5,770	5,864
5% 6/15/26	5,000	5,141
Series 2018 A:
5% 6/15/33	3,400	3,552
5% 6/15/34	6,330	6,631
Series 2018 B:
5% 6/15/34	4,195	4,409
5% 6/15/35	8,000	8,337
Series 2020 A, 5% 6/15/33 (Assured Guaranty Muni. Corp. Insured)	1,090	1,163
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 A:
5% 6/1/32	2,815	2,893
5% 6/1/33	4,855	4,984
5% 6/1/34	5,145	5,269
Nevada Dept. of Bus. & Industry Bonds Series 2023 A, 3.7%, tender 1/31/24 (b)(c)(d)	5,300	5,268
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,320	1,290
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/28	1,500	1,507
5% 7/1/31	2,395	2,398
5% 7/1/35	1,825	1,811
5% 7/1/40	1,000	935
TOTAL NEVADA		73,599
New Hampshire - 0.9%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.):
Series 2012 B, 4% 8/15/37	900	787
Series 2021 B:
4% 8/15/36	730	652
4% 8/15/38	1,000	859
4% 8/15/40	1,050	900
4% 8/15/41	1,000	846
5% 8/15/27	505	517
5% 8/15/34	905	935
5% 8/15/35	680	698
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (b)(c)	2,400	2,359
Series 2019 A2, 2.15%, tender 7/1/24 (b)(c)	2,955	2,904
Series 2019 A3, 2.15%, tender 7/1/24 (b)(c)	7,545	7,416
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	9,361	8,707
Series 2022 1, 4.375% 9/20/36	7,136	6,608
Series 2023 2A, 3.875% 1/20/38	26,224	22,585
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/30	1,190	1,222
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,345
5% 7/1/30	2,360	2,464
Series 2017:
5% 7/1/36	2,105	2,046
5% 7/1/44	1,830	1,551
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012, 5% 7/1/26	1,245	1,245
Series 2016:
4% 10/1/38	800	693
5% 10/1/26	4,560	4,635
5% 10/1/27	4,860	4,923
5% 10/1/28	1,940	1,962
5% 10/1/30	7,070	7,113
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	10,599	9,495
TOTAL NEW HAMPSHIRE		95,467
New Jersey - 4.5%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	1,430	1,481
5% 7/1/32 (Pre-Refunded to 7/1/26 @ 100)	970	1,005
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	970	1,005
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	1,940	1,943
5% 2/15/25 (Pre-Refunded to 2/15/24 @ 100)	970	973
5% 2/15/29 (Pre-Refunded to 2/15/24 @ 100)	1,350	1,354
Cherry Hill Township School District Series 2022:
4% 8/1/37	4,500	4,390
4% 8/1/38	3,500	3,334
4% 8/1/39	13,815	13,001
4% 8/1/42	5,500	5,094
Clearview Reg'l. High School District Series 2022:
4% 8/1/37	3,200	3,017
4% 8/1/38	3,015	2,818
4% 8/1/39	3,490	3,230
Mercer County Gen. Oblig. Series 2021, 2% 2/15/32	2,940	2,389
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	1,535	1,046
Series 2022 A:
5% 11/1/31	2,200	2,338
5% 11/1/32	1,390	1,483
5% 11/1/34	2,040	2,162
5% 11/1/35	2,085	2,196
Series 2024 SSS:
5% 6/15/33 (g)	3,225	3,346
5% 6/15/35 (g)	3,000	3,098
5.25% 6/15/37 (g)	1,430	1,475
Series A:
5% 11/1/34	5,150	5,383
5% 11/1/35	8,205	8,536
5% 11/1/36	5,010	5,187
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	1,435	975
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	975	988
5% 6/1/27 (Assured Guaranty Muni. Corp. Insured)	1,360	1,400
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	1,940	1,996
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	1,455	1,493
Series 2015 XX, 5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	19,420	19,806
Series 2018 EEE, 5% 6/15/30	2,170	2,259
Series 2019:
5.25% 9/1/25 (d)	3,395	3,466
5.25% 9/1/26 (d)	3,200	3,301
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	1,843
New Jersey Envir. Infrastructure Trust:
Series 2016 A R1, 5% 9/1/25	2,065	2,116
Series 2016 A R2, 5% 9/1/25	3,010	3,085
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/30	13,105	13,346
4% 6/1/31	2,185	2,215
4% 6/1/32	1,470	1,482
5% 6/1/25	8,080	8,236
5% 6/1/26	10,480	10,806
5% 6/1/29	6,530	6,966
Series 2021, 2% 6/1/36	4,395	3,089
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	8,215	8,267
Series 2019 B2, 5%, tender 7/1/25 (b)	10,070	10,212
Series 2016 A:
5% 7/1/24 (Escrowed to Maturity)	790	796
5% 7/1/26 (Escrowed to Maturity)	285	294
5% 7/1/28	440	453
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,185	1,223
5% 7/1/33	1,465	1,505
Series 2016, 5% 7/1/41	3,665	3,446
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/24 (c)	3,420	3,442
Series 2019 A:
5% 12/1/23	1,810	1,812
5% 12/1/24	1,045	1,055
5% 12/1/25	1,925	1,965
Series 2020:
5% 12/1/24 (c)	1,925	1,935
5% 12/1/24 (c)	1,000	1,005
5% 12/1/25 (c)	2,675	2,697
5% 12/1/25 (c)	3,900	3,933
5% 12/1/26 (c)	3,100	3,130
5% 12/1/28 (c)	1,225	1,249
Series 2022 A:
5% 12/1/27 (c)	1,275	1,295
5% 12/1/28 (c)	1,400	1,427
5% 12/1/29 (c)	1,400	1,431
5% 12/1/30 (c)	750	760
Series 2022 B:
5% 12/1/27 (c)	3,735	3,795
5% 12/1/28 (c)	6,850	6,982
5% 12/1/29 (c)	4,475	4,574
Series 2023 A:
5% 12/1/27 (c)	1,350	1,372
5% 12/1/28 (c)	1,325	1,350
5% 12/1/29 (c)	2,000	2,044
Series 2023 B:
5% 12/1/27 (c)	5,000	5,080
5% 12/1/28 (c)	5,500	5,606
5% 12/1/29 (c)	5,500	5,621
New Jersey Tobacco Settlement Fing. Corp. Series 2018 B, 5% 6/1/46	8,340	7,752
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	4,740	4,874
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	3,653
5% 6/15/31	2,250	2,337
5% 6/15/32	5,660	5,870
Series 2006 C:
0% 12/15/30 (FGIC Insured)	2,800	2,041
0% 12/15/31 (FGIC Insured)	5,200	3,613
0% 12/15/34	13,220	7,992
Series 2010 A:
0% 12/15/27	13,270	11,117
0% 12/15/28	3,025	2,433
Series 2014 AA:
5% 6/15/25	12,140	12,213
5% 6/15/26	7,285	7,314
Series 2016 A, 5% 6/15/27	14,620	14,888
Series 2018 A:
5% 12/15/32	1,600	1,658
5% 12/15/33	6,395	6,614
5% 12/15/34	8,095	8,352
Series 2019 BB, 4% 6/15/36	1,000	957
Series 2021 A:
4% 6/15/34	2,510	2,471
4% 6/15/36	2,500	2,395
4% 6/15/38	5,000	4,662
Series 2022 A, 4% 6/15/39	14,370	13,299
Series 2022 AA:
5% 6/15/30	2,770	2,946
5% 6/15/31	7,210	7,698
5% 6/15/32	5,145	5,521
5% 6/15/33	13,115	14,033
5% 6/15/35	13,670	14,506
Series 2022 CC:
5% 6/15/33	1,555	1,669
5% 6/15/35	2,000	2,128
5% 6/15/37	1,030	1,081
5.25% 6/15/32	1,450	1,582
5.25% 6/15/36	1,450	1,565
Series A:
5% 12/15/24	4,675	4,721
5% 12/15/25	4,380	4,467
5% 12/15/26	6,900	7,112
5% 12/15/27	12,250	12,774
5% 12/15/28	4,270	4,499
5% 6/15/30	1,125	1,146
5% 12/15/30	885	936
5% 12/15/31	4,720	4,982
5% 12/15/33	1,575	1,657
Series AA:
4% 6/15/36	1,550	1,485
4% 6/15/37	2,150	2,032
4% 6/15/39	1,960	1,814
5% 6/15/35	2,010	2,116
5% 6/15/36	2,270	2,375
5% 6/15/38	1,930	1,997
TOTAL NEW JERSEY		493,255
New Mexico - 0.1%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	8,245	8,353
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,825	1,769
TOTAL NEW MEXICO		10,122
New York - 7.3%
Dorm. Auth. New York Univ. Rev. Series 2016 A, 5% 7/1/25	2,430	2,460
East Hampton Union Free School District Series 2017, 2.25% 6/1/28	2,075	1,871
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,037
5% 2/15/35	7,285	7,533
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	17,685	17,234
Series 2021 B, 1.5%, tender 9/1/26 (b)	9,325	8,490
Series 2021, 1% 9/1/25	28,250	26,152
Series 2022 A:
5% 9/1/35	800	876
5% 9/1/36	1,000	1,082
Monroe County Indl. Dev. Corp.:
(St. Ann's Cmnty. Proj.) Series 2019, 4% 1/1/30	1,635	1,466
(St. Anns Cmnty. Proj.) Series 2019:
5% 1/1/40	2,145	1,808
5% 1/1/50	1,510	1,164
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	12,060
5% 11/15/56	11,925	11,648
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/52	8,430	8,579
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	2,965	3,007
Series 2019 B1, 4% 10/1/35	2,395	2,359
Series 2021 A1, 5% 8/1/33	2,000	2,140
Series 2021 B1, 5% 11/1/32	5,800	6,224
Series 2021 F1:
5% 3/1/42	5,410	5,547
5% 3/1/44	15,350	15,670
5% 3/1/50	1,725	1,748
Series 2021, 4% 8/1/40	8,210	7,607
Series 2022 A1, 5% 8/1/47	10,180	10,336
Series 2022 B, 5% 10/1/31	1,500	1,621
Series 2022 B1:
5% 8/1/33	2,350	2,555
5% 8/1/34	1,750	1,899
5% 8/1/35	2,250	2,422
5% 8/1/36	1,570	1,672
Series 2022 C, 5% 8/1/33	1,800	1,957
Series 2022 D1, 5% 5/1/35	1,540	1,658
Series 2023 B1, 5% 10/1/33	1,000	1,096
Series C:
5% 8/1/29	6,945	7,436
5% 8/1/33	2,500	2,675
5% 8/1/34	3,310	3,536
New York City Health & Hosp. Corp. Rev. Series A, 5% 2/15/25	3,640	3,694
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	6,175	5,743
Series 2021, 0.6%, tender 7/1/25 (b)	7,970	7,356
Series 2023 A2, 3.73%, tender 12/29/28 (b)	18,545	17,785
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2022 EE, 5% 6/15/45	5,205	5,361
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2018 S3, 5% 7/15/37	2,000	2,066
Series 2021 1A, 5% 7/15/32	1,000	1,084
Series 2023 A, 5% 7/15/34	2,840	3,088
New York City Transitional Fin. Auth. Rev.:
Series 2018 C2, 5% 5/1/32	9,175	9,594
Series 2019 A, 5% 8/1/35	7,520	7,825
Series 2019 B1:
5% 8/1/34	3,300	3,448
5% 8/1/35	8,400	8,741
5% 8/1/36	6,555	6,783
Series 2020 C1, 4% 5/1/36	1,075	1,051
Series 2021 F1:
5% 11/1/23	6,565	6,570
5% 11/1/24	12,785	12,942
5% 11/1/25	16,245	16,655
Series 2022 D, 5% 11/1/31	5,450	5,933
Series 2022 D1, 5% 11/1/34	5,910	6,396
Series 2022 F1, 5% 2/1/36	1,000	1,070
Series 2023 E1:
5% 11/1/37	10,335	10,945
5% 11/1/39	38,230	40,039
5% 11/1/40	9,325	9,712
Series C:
4% 5/1/35	3,000	2,978
4% 5/1/36	8,615	8,422
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/27	1,330	1,345
5% 11/15/40	3,915	3,925
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 A, 5% 2/15/26 (Pre-Refunded to 2/15/24 @ 100)	1,025	1,029
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	3,675	3,677
Series 2019 B3, 5%, tender 5/1/26 (b)	4,055	4,111
Series 2022 A, 5% 7/15/37	1,840	1,808
Series 2022:
5% 7/1/32	1,810	1,841
5% 7/1/33	900	913
5% 7/1/34	255	258
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	14,448
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2022 A, 5% 11/15/34	735	806
New York Metropolitan Trans. Auth. Rev.:
Series 2015 C, 5% 11/15/30	1,000	1,007
Series 2015 D1, 5% 11/15/33	4,015	4,035
Series 2017 A1, 5% 11/15/31	2,000	2,059
Series 2017 C-2, 0% 11/15/33	9,795	6,099
Series 2017 C1:
4% 11/15/35	1,770	1,677
5% 11/15/26	5,975	6,114
5% 11/15/27	4,435	4,563
5% 11/15/30	4,315	4,460
5% 11/15/33	6,955	7,161
Series 2017 D:
5% 11/15/30	1,900	1,964
5% 11/15/33	6,725	6,924
Series 2020 D, 5% 11/15/43	2,500	2,493
New York State Dorm. Auth.:
Series 2019 D, 4% 2/15/36	10,000	9,793
Series 2020 A, 4% 3/15/34	3,055	3,058
Series 2021 E, 5% 3/15/36	11,725	12,634
Series 2022 A:
5% 3/15/33	3,825	4,200
5% 3/15/36	9,140	9,848
5% 3/15/41	2,640	2,741
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,750	2,514
Series 2021 E2, 0.65%, tender 11/1/25 (b)	5,000	4,562
Series 2021 J2, 1.1%, tender 5/1/27 (b)	18,855	16,399
Series 2021 K2, 1%, tender 11/1/26 (b)	5,120	4,584
Series 2022 B2, 2.5%, tender 5/1/27 (b)	25,300	23,508
Series 2023 C2, 3.8%, tender 5/1/29 (b)	1,670	1,608
Series 2021 A, 0.75% 11/1/25	3,920	3,566
Series 2021 B, 0.55% 11/1/24	4,735	4,541
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	885	849
New York State Urban Dev. Corp. Series 2020 C:
4% 3/15/37	5,500	5,264
5% 3/15/36	7,610	8,047
New York Thruway Auth. Personal Income Tax Rev. Series 2022 A, 5% 3/15/34	7,250	7,866
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - LaGuardia Arpt. Termindals C&D Redev. Proj.) Series 2020, 4% 10/1/30 (c)	8,000	7,711
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.):
Series 2018, 5% 1/1/34 (c)	2,500	2,517
Series 2020, 5% 10/1/35 (c)	11,390	11,429
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	8,155	7,937
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/28 (c)	1,220	1,251
5% 12/1/33 (c)	1,800	1,847
Series 2020 C:
4% 12/1/39	1,350	1,211
4% 12/1/40	1,500	1,331
4% 12/1/41	1,450	1,273
4% 12/1/42	1,400	1,214
5% 12/1/28	950	990
5% 12/1/29	950	993
5% 12/1/30	750	788
5% 12/1/31	950	997
5% 12/1/32	1,125	1,177
5% 12/1/33	2,640	2,761
5% 12/1/34	1,600	1,669
5% 12/1/35	1,500	1,555
5% 12/1/36	1,700	1,745
5% 12/1/37	1,755	1,789
5% 12/1/38	1,500	1,525
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/30 (c)	1,900	1,951
Series 2022:
5% 12/1/27 (c)	8,980	9,175
5% 12/1/28 (c)	2,400	2,462
5% 12/1/32 (c)	8,050	8,312
5% 12/1/33 (c)	9,440	9,741
5% 12/1/34 (c)	10,315	10,611
5% 12/1/35 (c)	5,155	5,264
5% 12/1/36 (c)	3,515	3,553
5% 12/1/37 (c)	9,375	9,388
Series 2016 A, 5.25% 1/1/50 (c)	13,305	13,041
New York Urban Dev. Corp. Rev. Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	2,856
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	946
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	1,500	1,406
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,635	1,510
Onondaga Civic Dev. Corp. (Syracuse Univ. Proj.) Series 2020 A:
5% 12/1/32	1,250	1,357
5% 12/1/34	2,300	2,489
Port Auth. of New York & New Jersey Series 2022 236:
5% 1/15/33 (c)	2,000	2,103
5% 1/15/34 (c)	3,485	3,732
5% 1/15/35 (c)	2,000	2,132
5% 1/15/36 (c)	1,000	1,057
5% 1/15/37 (c)	1,000	1,046
5% 1/15/39 (c)	2,390	2,458
5% 1/15/40 (c)	5,000	5,122
5% 1/15/41 (c)	6,350	6,476
5% 1/15/42 (c)	4,100	4,159
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	1,360	1,075
5.375% 11/1/54 (d)	2,155	1,644
Triborough Brdg & Tunl Auth. Series 2023 A:
5% 5/15/40	835	876
5% 5/15/41	1,780	1,860
Triborough Bridge & Tunnel Auth.:
Series 2021 A1, 5% 5/15/51	9,300	9,438
Series 2022 E2B, 5% 11/15/32	5,825	6,347
Series 2023 A:
4% 11/15/33	1,430	1,444
4% 11/15/34	285	284
5% 11/15/34	1,070	1,167
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	2,915	2,918
5% 11/15/24	3,885	3,889
TOTAL NEW YORK		800,204
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey:
Series 193, 5% 10/15/29 (c)	3,650	3,694
Series 2019 218, 5% 11/1/36 (c)	1,080	1,101
Series 2021 226, 5% 10/15/33 (c)	1,350	1,438
Series 2022 231:
5% 8/1/33 (c)	12,500	13,380
5% 8/1/34 (c)	7,095	7,569
Series 2023 238, 5% 7/15/39 (c)	3,150	3,243
Series 2023 242:
5% 12/1/36 (c)	1,750	1,839
5% 12/1/37 (c)	2,200	2,289
5% 12/1/38 (c)	2,000	2,070
5% 12/1/39 (c)	4,150	4,277
Series 223, 4% 7/15/39 (c)	2,175	1,960
TOTAL NEW YORK AND NEW JERSEY		42,860
North Carolina - 0.5%
Charlotte Gen. Oblig. Series 2021 A:
2% 6/1/36	2,190	1,596
2% 6/1/37	2,500	1,755
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	4,430	4,663
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	395	416
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021:
4% 5/1/32	1,000	974
4% 5/1/33	1,000	970
4% 5/1/34	900	867
5% 5/1/26	275	280
5% 5/1/27	400	410
5% 5/1/28	415	430
5% 5/1/29	525	547
5% 5/1/30	560	586
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 2022 48, 3.75% 7/1/52	9,130	8,774
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	17,085	16,365
North Carolina Med. Care Commission Hosp. Rev.:
Bonds Series 2021 B, 5%, tender 2/1/26 (b)	3,100	3,157
Series 2021 A, 5% 2/1/25	185	187
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/26 (c)	3,950	4,012
5% 5/1/27 (c)	1,500	1,537
5% 5/1/28 (c)	1,875	1,937
5% 5/1/29 (c)	1,500	1,561
5% 5/1/30 (c)	1,320	1,378
5% 5/1/31 (c)	1,350	1,409
5% 5/1/32 (c)	1,100	1,149
TOTAL NORTH CAROLINA		54,960
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/38	1,250	1,043
4% 12/1/40	5,675	4,653
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	4,105	3,873
Series 2022 A, 4% 1/1/53	8,100	7,852
TOTAL NORTH DAKOTA		17,421
Ohio - 1.6%
Akron Bath Copley Hosp. District Rev. Series 2020:
4% 11/15/34	970	888
4% 11/15/35	1,000	898
4% 11/15/36	1,000	874
5% 11/15/32	700	720
Allen County Hosp. Facilities Rev. Series 2020 A:
5% 12/1/29	2,290	2,426
5% 12/1/30	2,290	2,429
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	6,010	5,822
Series 2017 A, 5% 2/15/36	5,000	5,145
Series 2021 A:
4% 2/15/36	4,045	3,818
4% 2/15/37	3,000	2,777
4% 2/15/38	215	195
5% 2/15/33	2,750	2,908
5% 2/15/34	4,000	4,223
5% 2/15/35	2,715	2,858
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 5% 6/1/36	2,290	2,388
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	970	981
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	1,480	1,499
5% 1/1/29 (Assured Guaranty Muni. Corp. Insured)	2,165	2,192
5% 1/1/30 (Assured Guaranty Muni. Corp. Insured)	1,940	1,962
Columbus City School District Series 2016 A, 5% 12/1/32 (Pre-Refunded to 12/1/32 @ 100)	1,770	1,819
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,369
5% 6/15/26	2,515	2,470
5% 6/15/27	2,640	2,574
5% 6/15/28	2,770	2,679
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/33	2,000	2,114
5% 12/1/35	1,000	1,051
5% 12/1/36	1,180	1,232
5% 12/1/44	970	837
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	1,983
5% 11/1/26	2,040	2,106
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	2,195	2,226
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	20,230	20,296
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,033
5% 8/1/32	1,000	1,034
5% 8/1/33	1,000	1,035
Miami Univ. Series 2020 A:
5% 9/1/30	140	152
5% 9/1/31	950	1,026
5% 9/1/33	1,770	1,905
5% 9/1/34	2,500	2,688
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021, 5% 8/1/26	560	574
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/27	5,715	5,584
5% 2/15/44	5,125	4,401
5% 2/15/48	4,500	3,770
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2019, 3% 11/15/38	1,175	921
Ohio Air Quality Dev. Auth. Rev. Bonds Series 2022 B, 4.25%, tender 6/1/27 (b)(c)	2,350	2,298
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A, 5% 10/1/24	1,250	1,264
Ohio Gen. Oblig. Series 2021 A, 5% 6/15/33	2,300	2,516
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,495	2,591
5% 1/1/29	4,855	5,112
Ohio Hosp. Rev.:
Bonds Series 2019 C, 2.75%, tender 5/1/28 (b)	5,475	5,185
Series 2016 A, 5% 1/15/41	5,650	5,528
Series 2020 A, 4% 1/15/50	1,580	1,296
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	600	593
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	6,340	6,718
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/29	10,000	10,822
5% 12/1/30	1,000	1,093
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39	2,860	3,030
Series A, 5% 2/15/51	1,310	1,343
Ohio Wtr. Dev. Auth. Rev. Series 2022 A, 5% 12/1/40	1,065	1,127
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2020 A, 5% 12/1/38	2,505	2,632
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	2,250	2,272
Series 2019, 5% 2/15/29	4,300	4,371
TOTAL OHIO		172,673
Oklahoma - 0.2%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,075
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,171
5% 6/1/28	1,455	1,463
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,044
5% 10/1/26	1,455	1,485
5% 10/1/27	1,155	1,178
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/33	2,645	2,387
4% 8/1/34	2,755	2,463
5% 8/1/24	590	588
5% 8/1/25	930	926
5% 8/1/26	540	538
5% 8/1/27	680	678
5% 8/1/28	725	723
5% 8/1/29	755	751
5% 8/1/30	1,370	1,358
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	1,165	1,235
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 B, 5% 1/1/27	2,085	2,105
TOTAL OKLAHOMA		22,168
Oregon - 1.1%
Multnomah County School District #1J Portland Series 2020 B, 3% 6/15/33	1,000	884
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	12,940	13,569
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single-Family Mtg. Prog.) Series 2022 A, 4% 7/1/51	6,850	6,637
Port of Portland Arpt. Rev.:
Series 2020 27A, 4% 7/1/39 (c)	2,545	2,327
Series 2022 28, 4% 7/1/35 (c)	3,000	2,873
Series 2023 29:
5% 7/1/30 (c)	12,085	12,549
5% 7/1/31 (c)	12,035	12,553
5% 7/1/33 (c)	9,960	10,443
5% 7/1/34 (c)	2,730	2,879
5% 7/1/38 (c)	2,680	2,737
5.25% 7/1/40 (c)	19,745	20,409
Series 23, 5% 7/1/27	1,475	1,503
Series 24 B:
5% 7/1/31 (c)	1,000	1,017
5% 7/1/32 (c)	2,795	2,842
Series 26 A:
5% 7/1/29	1,155	1,218
5% 7/1/33	785	841
Series 26 B, 5% 7/1/29	1,000	1,059
Series 26 C:
5% 7/1/25 (c)	800	808
5% 7/1/26 (c)	1,300	1,321
5% 7/1/27 (c)	1,090	1,118
Series 27 A, 5% 7/1/36 (c)	8,655	8,917
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	3,915	3,376
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,042
TOTAL OREGON		114,922
Pennsylvania - 4.3%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/33 (c)	3,635	3,771
5% 1/1/51 (c)	31,125	30,508
5% 1/1/56 (c)	14,945	14,578
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2021 A:
4% 3/1/36	825	778
4% 3/1/37	1,000	938
4% 3/1/38	1,050	965
4% 3/1/39	2,000	1,811
4% 3/1/40	2,115	1,889
4% 3/1/41	385	340
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
5% 7/15/24	2,300	2,316
5% 7/15/25	3,030	3,081
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	2,760	2,160
4% 12/1/41	5,005	3,264
4.25% 12/1/50	5,575	3,355
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/34	280	264
5% 7/1/35	1,100	1,031
5% 7/1/36	525	484
5% 7/1/37	1,180	1,069
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	7,510	7,315
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 4% 7/1/38	1,600	1,427
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,272
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	330	330
Series 2016 A:
5% 10/1/28	1,385	1,347
5% 10/1/29	1,495	1,447
5% 10/1/32	4,670	4,466
5% 10/1/36	7,560	6,890
5% 10/1/40	3,490	3,007
Series 2019:
5% 9/1/30	1,250	1,294
5% 9/1/31	2,500	2,584
5% 9/1/33	1,370	1,414
Pennsylvania Econ. Dev. Fing. Auth. Series 2023 A1, 5% 5/15/31	17,825	18,846
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living Proj.) Series 2023 B2:
5% 7/1/38	1,045	1,023
5% 7/1/42	3,000	2,832
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 A, 4.1%, tender 10/16/23 (b)(c)	9,750	9,748
(Republic Svcs., Inc. Proj.) Series 2019 B2, 4.2%, tender 1/16/24 (b)(c)	15,500	15,423
(Waste Mgmt., Inc. Proj.) Series 2013, 4.125%, tender 11/1/23 (b)(c)	7,050	7,046
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	3,200	3,070
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 4.38%, tender 10/5/23 (b)(c)(f)	9,105	9,086
Series 2011, 2.15%, tender 7/1/24 (b)(c)	12,165	11,957
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/27	9,710	9,718
Series 2016:
4% 2/1/32	6,490	6,449
5% 9/15/29	27,190	28,179
Series 2017 1, 5% 1/1/24	23,000	23,047
Series 2017, 5% 1/1/27	8,765	9,131
Series 2022, 5% 10/1/36	8,595	9,212
Pennsylvania Higher Ed. Assistance Agcy. Rev. Series 2022 A:
5% 6/1/29 (c)	3,800	3,859
5% 6/1/30 (c)	8,600	8,752
5% 6/1/31 (c)	4,900	4,959
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,264
5% 8/15/30	2,090	2,174
Series 2017, 5% 8/15/27	1,165	1,215
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/28	5,265	5,416
5% 12/1/28 (Pre-Refunded to 12/1/26 @ 100)	835	868
5% 12/1/33	3,405	3,490
5% 12/1/33 (Pre-Refunded to 12/1/26 @ 100)	895	930
Pennsylvania State Univ. Series 2023:
5% 9/1/38	750	800
5% 9/1/39	750	797
5% 9/1/40	1,500	1,587
5% 9/1/41	2,750	2,899
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,261
5% 12/1/33	1,215	1,277
Series 2017 A1:
5% 12/1/23	535	536
5% 12/1/29	1,455	1,523
5% 12/1/34	970	1,012
Series 2021 B:
5% 12/1/33	2,095	2,253
5% 12/1/34	1,750	1,873
5% 12/1/35	1,750	1,862
Series 2021 C:
4% 12/1/38	1,040	977
5% 12/1/37	1,300	1,376
Series 2023:
5% 12/1/32	3,205	3,489
5% 12/1/33	12,980	14,104
5% 12/1/34	5,325	5,759
5% 12/1/35	1,425	1,528
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/24 (c)	1,590	1,594
Series 2017 B:
5% 7/1/26 (c)	2,950	2,989
5% 7/1/29 (c)	1,200	1,224
5% 7/1/30 (c)	1,720	1,750
5% 7/1/31 (c)	2,430	2,472
5% 7/1/35 (c)	800	811
5% 7/1/47 (c)	3,065	3,006
Series 2020 A:
4% 7/1/35	2,000	1,928
4% 7/1/36	3,500	3,333
Series 2021, 5% 7/1/36 (c)	2,750	2,807
Philadelphia Gas Works Rev. Series 15:
5% 8/1/24	730	736
5% 8/1/25	775	787
Philadelphia Gen. Oblig.:
Series 2015 B:
5% 8/1/27	2,915	2,952
5% 8/1/29	10,165	10,282
5% 8/1/30	10,705	10,819
5% 8/1/31	11,280	11,390
Series 2019 A:
5% 8/1/24	3,425	3,449
5% 8/1/26	3,225	3,319
Series 2019 B:
5% 2/1/24	100	100
5% 2/1/25	1,135	1,149
5% 2/1/26	1,180	1,207
5% 2/1/27	1,500	1,553
5% 2/1/28	2,250	2,359
5% 2/1/29	2,425	2,570
Philadelphia School District:
Series 2019 A, 5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	3,675	3,821
Series 2019 B, 5% 9/1/29	3,070	3,221
Series 2019 C, 5% 9/1/33	11,245	11,854
Philadelphia Wtr. & Wastewtr. Rev. Series 2022 C:
5% 6/1/35	1,110	1,196
5% 6/1/36	1,300	1,378
5% 6/1/37	2,000	2,089
5% 6/1/38	1,500	1,552
5% 6/1/39	1,850	1,899
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	570	592
Series 2019 B:
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,855	2,023
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	1,250	1,371
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38	2,890	2,930
5% 6/1/39	4,690	4,742
Southeastern Pennsylvania Trans. Auth. Rev. Series 2022:
5% 6/1/33	1,000	1,096
5% 6/1/34	1,000	1,092
5% 6/1/35	1,750	1,903
5% 6/1/36	2,500	2,694
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	1,345	1,361
TOTAL PENNSYLVANIA		471,402
Puerto Rico - 0.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2020 A, 5% 7/1/35 (d)	1,500	1,467
Series 2021 B, 5% 7/1/37 (d)	7,175	6,888
Series 2022 A, 5% 7/1/37 (d)	3,620	3,484
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1:
0% 7/1/24	2,040	1,971
4% 7/1/33	27,122	24,311
4% 7/1/35	9,725	8,452
5.625% 7/1/29	4,097	4,234
Series 2022 A1, 5.375% 7/1/25	4,735	4,784
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2018 A1, 4.55% 7/1/40	1,450	1,334
TOTAL PUERTO RICO		56,925
Rhode Island - 0.6%
Rhode Island & Providence Plantations Series 2019 A, 4% 5/1/35	2,160	2,121
Rhode Island Gen. Oblig. Series 2022 A, 5% 8/1/35	10,110	11,106
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	10,630	9,911
5% 9/1/36	320	282
Series 2016, 5% 5/15/39	5,475	5,186
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	7,985	8,092
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2023:
5% 11/1/33	315	342
5% 11/1/34	375	404
5% 11/1/35	350	375
5% 11/1/37	400	416
5% 11/1/38	350	362
5% 11/1/39	395	406
5% 11/1/40	600	613
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,330	1,303
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2022 A:
5% 12/1/26 (c)	2,100	2,135
5% 12/1/27 (c)	1,500	1,539
5% 12/1/28 (c)	1,750	1,804
5% 12/1/29 (c)	1,875	1,942
5% 12/1/30 (c)	1,125	1,159
5% 12/1/31 (c)	1,575	1,628
Series 2023 A, 5% 12/1/32 (c)	5,100	5,235
Series A:
3.5% 12/1/34 (c)	1,440	1,378
4% 12/1/26 (c)	520	510
5% 12/1/29 (c)	1,650	1,709
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	5,085	5,099
5% 6/1/27	1,770	1,787
5% 6/1/28	2,330	2,354
TOTAL RHODE ISLAND		69,198
South Carolina - 0.9%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/24	970	974
5% 3/1/25	970	987
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	23,815	23,745
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	3,935
5% 12/1/29	3,155	3,188
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	2,230	2,168
Series 2020 A, 4% 7/1/50	2,265	2,204
Series 2023 B, 6% 1/1/54	3,900	4,123
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/24	970	972
5% 2/1/26	1,650	1,678
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,716
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	1,000	1,009
Series 2018:
5% 7/1/28 (c)	2,235	2,303
5% 7/1/30 (c)	4,790	4,925
5% 7/1/33 (c)	2,150	2,204
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/25	3,885	3,916
5% 12/1/26	3,885	3,906
5% 12/1/27	3,010	3,022
Series 2016 B:
5% 12/1/35	6,250	6,307
5% 12/1/36	9,330	9,377
Series 2022 E, 5.25% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,200	1,290
Series A:
4% 12/1/33	900	849
4% 12/1/34	4,000	3,766
4% 12/1/35	500	472
4% 12/1/37	2,000	1,827
5% 12/1/31	2,800	2,930
TOTAL SOUTH CAROLINA		93,793
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B:
5% 11/1/24	1,200	1,210
5% 11/1/25	1,175	1,182
5% 11/1/26	195	196
Series 2017:
5% 7/1/24	435	438
5% 7/1/27	365	378
5% 7/1/33	1,700	1,751
5% 7/1/35	1,360	1,396
South Dakota Hsg. Dev. Auth. Series A, 3% 11/1/51	3,290	3,117
TOTAL SOUTH DAKOTA		9,668
Tennessee - 0.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 4% 8/1/37	3,040	2,764
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	995
5% 7/1/30	1,165	1,194
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/24	995	998
Series 2017:
5% 4/1/24	970	973
5% 4/1/25	1,315	1,320
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/25 (c)	1,000	1,008
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/44 (c)	1,190	1,168
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series 2015 C, 5% 7/1/31 (Pre-Refunded to 7/1/25 @ 100)	3,370	3,436
Series 2018, 4% 7/1/34	6,000	5,965
Series 2021 C, 3% 1/1/35	1,100	969
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	18,440	18,487
Tennessee Energy Acquisition Corp. Bonds Series 2018, 4%, tender 11/1/25 (b)	10,670	10,468
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	1,040	775
2.8% 7/1/44	1,265	886
Series 2019 4, 2.9% 7/1/39	750	585
Series 2022 1, 3.75% 7/1/52	6,065	5,826
TOTAL TENNESSEE		57,817
Texas - 12.7%
Argyle Independent School District Series 2022, 5% 8/15/34	1,005	1,103
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/29 (c)	2,690	2,688
5% 11/15/34 (c)	1,750	1,747
Series 2019 B:
5% 11/15/27 (c)	1,500	1,536
5% 11/15/28 (c)	2,250	2,321
5% 11/15/29 (c)	1,500	1,555
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,455	1,456
Austin Gen. Oblig. Series 2022:
5% 9/1/34	1,600	1,748
5% 9/1/35	2,500	2,715
5% 9/1/36	3,035	3,263
Austin Independent School District:
Series 2021:
4% 8/1/32	8,300	8,335
4% 8/1/33	9,255	9,274
4% 8/1/34	10,590	10,592
4% 8/1/35	7,215	7,153
Series 2023:
5% 8/1/35	2,000	2,193
5% 8/1/36	2,000	2,168
5% 8/1/39	1,795	1,903
Austin Wtr. & Wastewtr. Sys. Rev. Series 2022:
5% 11/15/31	1,000	1,091
5% 11/15/33	650	714
5% 11/15/35	1,000	1,085
5% 11/15/36	1,000	1,074
Birdville Independent School District:
Series 2020, 2.375% 2/15/35	1,575	1,253
Series 2021, 5% 2/15/26	2,225	2,285
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2023:
5% 7/1/37	8,235	8,835
5% 7/1/38	8,030	8,564
Boerne Independent School District Bonds Series 2023, 3.125%, tender 2/1/27 (b)	5,625	5,442
Brazos County Gen. Oblig. Series 2020, 2.125% 9/1/39	1,515	984
Brazosport Independent School District Series 2019, 2.125% 2/15/33	3,495	2,810
Cedar Park Series 2022, 5% 2/15/36	1,245	1,333
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	1,165	1,186
5% 1/1/34 (Pre-Refunded to 7/1/25 @ 100)	1,940	1,975
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	5,340	5,436
Series 2020 E:
4% 1/1/34	950	930
4% 1/1/36	750	719
5% 1/1/30	850	893
5% 1/1/32	800	840
5% 1/1/35	915	956
Series 2020 G:
4% 1/1/34	1,000	970
4% 1/1/35	1,000	961
4% 1/1/36	1,000	948
5% 1/1/28	500	514
5% 1/1/29	750	783
5% 1/1/30	670	697
5% 1/1/31	725	754
5% 1/1/32	870	904
Series 2021 B, 5% 1/1/35	1,000	1,051
City of Denton Series 2020:
2% 2/15/35	1,430	1,083
2% 2/15/36	1,465	1,073
2% 2/15/36	2,670	1,956
2% 2/15/37	510	360
2% 2/15/37	1,495	1,055
2% 2/15/38	1,255	850
2% 2/15/38	1,525	1,033
2% 2/15/39	1,560	1,028
2% 2/15/40	1,585	1,018
Clear Creek Independent School District Bonds Series 2013 B, 3.6%, tender 8/15/25 (b)	6,655	6,582
Cypress-Fairbanks Independent School District:
Series 2016:
5% 2/15/24	24,410	24,505
5% 2/15/25	20,810	21,130
5% 2/15/27	3,475	3,569
Series 2019 A, 3% 2/15/33	5,000	4,495
Series 2020 A, 5% 2/15/25	3,650	3,706
Series 2020, 4% 2/15/33	1,425	1,429
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,135	7,770
Series 2020 A:
5% 12/1/25	750	769
5% 12/1/26	1,000	1,039
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,130	6,147
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5% 11/1/31 (c)	1,550	1,550
Series 2020 A:
5% 11/1/30	3,090	3,311
5% 11/1/31	1,300	1,389
5% 11/1/32	2,000	2,131
5% 11/1/33	2,000	2,130
Series 2020 B, 4% 11/1/35	7,865	7,658
Dallas Gen. Oblig.:
Series 2014, 5% 2/15/24	5,770	5,796
Series 2019 B:
5% 2/15/30	4,080	4,317
5% 2/15/32	7,095	7,502
5% 2/15/33	7,585	8,009
Dallas Independent School District:
Series 2019:
5% 2/15/28	1,750	1,850
5% 2/15/29	2,355	2,488
5% 2/15/30	5,095	5,380
Series 2021:
4% 2/15/25	5,075	5,094
4% 2/15/26	2,455	2,463
Dallas Wtrwks. & Swr. Sys. Rev. Series 2021 C, 3% 10/1/36	2,080	1,733
Denton Independent School District:
Bonds Series 2014 B:
2%, tender 8/1/24 (b)	670	660
2%, tender 8/1/24 (b)	7,120	6,981
2%, tender 8/1/24 (b)	1,395	1,373
Series 2016, 0% 8/15/25	2,770	2,576
Eagle Mountain & Saginaw Independent School District Series 2022:
5% 8/15/33	1,190	1,299
5% 8/15/34	1,010	1,102
5% 8/15/35	1,300	1,410
5% 8/15/36	1,895	2,035
El Paso Gen. Oblig. Series 2019 A:
5% 8/15/30	5,100	5,385
5% 8/15/31	3,610	3,814
5% 8/15/32	3,620	3,826
5% 8/15/33	5,890	6,222
5% 8/15/34	2,945	3,107
El Paso Wtr. & Swr. Rev. Series 2022:
5% 3/1/35	7,140	7,590
5% 3/1/36	5,835	6,149
Elgin Independent School District Series 2022, 5% 8/1/30	1,485	1,613
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	8,400	7,295
Fort Worth Gen. Oblig.:
Series 2016, 5% 3/1/27	5,755	5,906
Series 2020, 5% 3/1/29	4,200	4,493
Series 2021:
2% 3/1/36	6,480	4,642
2% 3/1/37	6,480	4,467
Fort Worth Independent School District:
Series 2016, 5% 2/15/26	3,530	3,626
Series 2023:
5% 2/15/36	440	478
5% 2/15/37	900	967
5% 2/15/38	1,125	1,196
5% 2/15/39	1,700	1,801
Fort Worth Wtr. & Swr. Rev. Series 2022, 5% 2/15/34	2,135	2,300
Frisco Texas Series 2022, 2% 2/15/37	4,640	3,248
Georgetown Util. Sys. Rev. Series 2022:
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,375	1,476
5% 8/15/33 (Assured Guaranty Muni. Corp. Insured)	1,500	1,602
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,700	1,801
5% 8/15/36 (Assured Guaranty Muni. Corp. Insured)	1,585	1,665
Grand Parkway Trans. Corp.:
Bonds Series 2023, 5%, tender 4/1/28 (b)	42,630	44,350
Series 2013 C, 5.125% 10/1/43	2,430	2,430
Series 2018 A:
5% 10/1/31	4,965	5,211
5% 10/1/32	4,210	4,408
5% 10/1/33	6,420	6,718
5% 10/1/34	4,855	5,074
Grand Prairie Series 2023:
4% 2/15/38	1,755	1,611
4% 2/15/39	1,465	1,330
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/24 (b)	5,205	5,243
Series 2020 A, 0.9%, tender 5/15/25 (b)	5,000	4,687
Series 2019 A:
4% 10/1/35	1,750	1,677
4% 10/1/36	3,000	2,836
Harris County Flood Cont. District Series 2021 A:
4% 10/1/32	5,130	5,142
4% 10/1/33	6,045	6,043
4% 10/1/34	4,995	4,971
4% 10/1/35	3,400	3,355
4% 10/1/36	3,920	3,815
Harris County Gen. Oblig. Series 2022 A:
5% 8/15/31	4,640	5,072
5% 8/15/32	2,500	2,757
Hays Consolidated Independent School District Series 2022:
4% 2/15/37	1,000	984
5% 2/15/34	1,000	1,079
5% 2/15/35	1,650	1,775
5% 2/15/36	2,250	2,404
Houston Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/26 (c)	1,635	1,657
5% 7/1/27 (c)	2,180	2,225
5% 7/1/28 (c)	970	998
Series 2018 B:
5% 7/1/28	3,110	3,293
5% 7/1/29	12,140	12,787
5% 7/1/30	6,385	6,676
Series 2020 A:
4% 7/1/35 (c)	1,500	1,412
4% 7/1/39 (c)	1,895	1,733
Series 2021 A:
4% 7/1/35 (c)	1,100	1,035
4% 7/1/36 (c)	2,180	2,044
4% 7/1/37 (c)	1,200	1,118
4% 7/1/38 (c)	1,750	1,611
4% 7/1/39 (c)	4,500	4,115
Series 2023 A:
5% 7/1/36 (Assured Guaranty Muni. Corp. Insured) (c)	3,850	4,008
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured) (c)	2,000	2,060
5.25% 7/1/39 (Assured Guaranty Muni. Corp. Insured) (c)	2,700	2,798
5.25% 7/1/40 (Assured Guaranty Muni. Corp. Insured) (c)	5,000	5,160
Series 2023, 5% 7/1/38 (Assured Guaranty Muni. Corp. Insured) (c)	2,000	2,043
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
5% 9/1/29	1,000	1,042
5% 9/1/30	1,250	1,302
5% 9/1/31	1,650	1,718
5% 9/1/33	1,535	1,600
5% 9/1/34	1,250	1,303
5% 9/1/35	1,700	1,766
Houston Gen. Oblig. Series 2017 A:
5% 3/1/24	9,710	9,745
5% 3/1/25	4,080	4,144
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,539
Series 2016 B, 5% 11/15/33	2,330	2,384
Series 2020 C:
4% 11/15/35	1,500	1,465
5% 11/15/30	2,145	2,323
5% 11/15/31	2,500	2,692
5% 11/15/32	2,000	2,153
Series 2021 A:
4% 11/15/35	700	690
4% 11/15/36	700	681
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	489
5% 10/15/26	680	689
5% 10/15/27	485	493
5% 10/15/29	630	640
5% 10/15/31	990	1,000
5% 10/15/35	1,425	1,435
5% 10/15/36	3,115	3,123
5% 10/15/39	1,215	1,178
5% 10/15/44	1,440	1,311
Lamar Consolidated Independent School District Series 2023:
5% 2/15/37	2,000	2,127
5% 2/15/38	1,750	1,836
5% 2/15/39	5,000	5,211
5% 2/15/40	2,765	2,862
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/30 (c)	1,360	1,370
5% 11/1/31 (c)	5,730	5,759
5% 11/1/35 (c)	1,700	1,701
Series 2017:
5% 11/1/26 (c)	1,000	1,016
5% 11/1/33 (c)	1,250	1,268
5% 11/1/34 (c)	2,925	2,964
5% 11/1/35 (c)	4,065	4,107
5% 11/1/36 (c)	5,170	5,203
Series 2021:
4% 11/1/34 (Assured Guaranty Muni. Corp. Insured) (c)	6,245	5,907
4% 11/1/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,500	1,361
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured) (c)	16,660	17,348
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	4,767
5% 5/15/34	2,430	2,536
5% 5/15/36	2,430	2,512
Series 2019:
5% 5/15/32	1,500	1,576
5% 5/15/33	2,250	2,361
5% 5/15/34	2,250	2,360
5% 5/15/35	5,575	5,827
5% 5/15/36	1,075	1,116
Series 2021, 5% 5/15/25	3,620	3,683
Series 2022 A:
5% 5/15/32	395	427
5.25% 5/15/35	1,500	1,616
Series 2015 B:
5% 5/15/25	6,615	6,731
5% 5/15/27	2,915	2,961
5% 5/15/28	2,845	2,891
5% 5/15/29	8,255	8,385
Series 2015 D:
5% 5/15/24	1,445	1,454
5% 5/15/26	1,360	1,380
Series 2020, 5% 5/15/26	3,350	3,445
Lubbock County Tex Series 2023 A:
4% 2/15/39	3,250	2,931
5% 2/15/35	1,905	2,030
5% 2/15/37	2,950	3,087
5% 2/15/38	3,105	3,211
Magnolia Independent School District Series 2023:
5% 8/15/38	1,135	1,197
5% 8/15/39	3,700	3,880
Mansfield Tex Series 2020, 2.5% 2/15/39	1,425	1,026
McKinney Independent School District Series 2022, 5% 2/15/35	1,295	1,393
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	4,160	4,072
Midway Independent School District Series 2020, 4% 8/15/32	1,500	1,501
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 4.125%, tender 11/1/23 (b)(c)	11,350	11,345
Series 2020 A, 4.125%, tender 11/1/23 (b)(c)	20,100	20,090
(Waste Mgmt., Inc. Proj.) Series 2018, 0.000% x SIFMA Municipal Swap Index 4.355%, tender 10/5/23 (b)(c)(f)	1,145	1,128
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	1,976
5% 8/15/25	2,430	2,474
5% 8/15/26	1,505	1,549
5% 8/15/27	1,565	1,631
5% 8/15/30	2,330	2,421
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,174
5% 4/1/28	1,395	1,423
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	4,310	4,233
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	995	995
4% 12/15/24	1,770	1,770
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A, 5% 1/1/33	1,280	1,313
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	476
5% 1/1/31	660	668
5% 1/1/32	2,915	2,986
Series 2014, 5% 1/1/24	420	421
Series 2015 B:
5% 1/1/29	9,710	9,788
5% 1/1/30	4,855	4,890
Series 2019 A, 4% 1/1/36	1,725	1,680
Series 2019 B, 5% 1/1/25	3,390	3,429
Series 2020 A, 4% 1/1/37	3,395	3,218
Series 2021 B, 4% 1/1/39	8,025	7,416
Northside Independent School District Bonds Series 2019, 1.6%, tender 8/1/24 (b)	19,500	19,057
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	16,765	16,354
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	1,975	1,984
Pecos Barstow Toyah Independent School District Series 2023:
5% 2/15/31	2,200	2,309
5% 2/15/32	2,750	2,882
5% 2/15/33	2,200	2,305
Plano Gen. Oblig. Series 2018, 3.37% 9/1/37	3,485	2,917
Plano Independent School District Series 2023:
5% 2/15/34	650	710
5% 2/15/35	2,000	2,173
5% 2/15/36	2,800	3,015
5% 2/15/37	3,125	3,332
5% 2/15/38	3,300	3,478
Prosper Independent School District Series 2021 A:
3% 2/15/36	4,780	4,047
3% 2/15/37	1,370	1,132
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,527
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/27 (c)	2,380	2,429
5% 7/1/28 (c)	1,085	1,116
5% 7/1/29 (c)	1,270	1,314
5% 7/1/29 (c)	3,200	3,308
5% 7/1/30 (c)	1,235	1,270
5% 7/1/30 (c)	1,510	1,553
5% 7/1/31 (c)	2,310	2,375
5% 7/1/31 (c)	1,250	1,285
5% 7/1/32 (c)	950	974
5% 7/1/32 (c)	1,195	1,229
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	3,110	3,165
Series 2017:
5% 2/1/29	1,455	1,516
5% 2/1/30	970	1,010
5% 2/1/31	1,455	1,512
5% 2/1/33	1,165	1,210
Series 2019, 5% 2/1/36	5,980	6,274
San Antonio Gen. Oblig. Series 2021, 4% 8/1/33	3,145	3,145
San Antonio Wtr. Sys. Rev.:
Series 2019 C, 5% 5/15/34	1,550	1,640
Series 2022 A:
5% 5/15/40	2,730	2,815
5% 5/15/41	2,485	2,552
Series 2022 B:
5% 5/15/32	730	792
5% 5/15/33	675	730
5% 5/15/35	1,460	1,567
5% 5/15/36	1,590	1,687
Spring Branch Independent School District Series 2019, 3% 2/1/32	5,315	4,866
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 F, 5%, tender 11/15/30 (b)	8,030	8,518
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Barton Creek Sr. Living Ctr., Inc. Querencia Proj.) Series 2015, 5% 11/15/30	6,130	5,920
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
5% 2/15/25	5,585	5,658
5% 2/15/34	2,040	2,089
Series 2018 B, 5% 7/1/43	3,100	3,121
Tarrant County Tex Hosp. District Series 2023:
5% 8/15/33	1,105	1,210
5.25% 8/15/35	1,635	1,797
5.25% 8/15/36	1,000	1,089
5.25% 8/15/37	1,000	1,078
5.25% 8/15/38	1,220	1,305
5.25% 8/15/39	1,750	1,862
Texas A&M Univ. Rev.:
Series 2021 A, 4% 5/15/34	1,000	1,012
Series 2022:
5% 5/15/32	1,000	1,104
5% 5/15/33	1,000	1,102
5% 5/15/34	1,250	1,377
5% 5/15/35	1,000	1,096
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	6,237	5,205
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	16,235	17,122
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	4,695	4,559
Texas Gen. Oblig.:
Series 2013 B, 5% 8/1/25 (c)	11,725	11,732
Series 2014, 5% 8/1/26 (c)	5,020	5,048
Series 2016, 5.5% 8/1/26 (c)	3,750	3,891
Series 2020 A, 4% 8/1/32 (c)	1,700	1,682
Series 2020 B:
4% 8/1/28 (c)	4,340	4,352
4% 8/1/29 (c)	5,605	5,610
4% 8/1/30 (c)	5,885	5,872
4% 8/1/31 (c)	6,180	6,143
Series 2021 A:
5% 8/1/30 (c)	5,720	6,053
5% 8/1/31 (c)	6,175	6,565
5% 8/1/32 (c)	6,480	6,876
5% 8/1/33 (c)	4,805	5,087
Series 2021 B, 5% 8/1/32 (c)	4,915	5,247
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/33	2,750	2,584
4% 12/31/33	1,710	1,604
4% 6/30/34	4,000	3,734
4% 12/31/34	4,000	3,731
4% 6/30/35	4,000	3,713
4% 6/30/36	1,290	1,188
4% 12/31/36	2,965	2,711
Series 2013, 7% 12/31/38 (c)	15,540	15,570
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
5% 2/1/24	1,130	1,134
5% 2/1/26	2,600	2,665
5% 2/1/27	2,500	2,593
5% 2/1/28	1,315	1,381
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	4,701
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	44,145	39,647
Texas Wtr. Dev. Board Rev.:
Series 2017 A:
5% 4/15/25	6,055	6,162
5% 4/15/26	4,195	4,331
5% 4/15/29	6,310	6,586
5% 4/15/30	16,995	17,737
Series 2018 A, 4% 10/15/32	7,000	7,014
Series 2018 B:
4% 10/15/36	9,840	9,552
5% 4/15/29	2,750	2,940
5% 10/15/29	2,250	2,406
5% 10/15/30	3,240	3,461
5% 4/15/31	5,000	5,335
Series 2019 A, 5% 4/15/32	3,805	4,098
Series 2019:
5% 8/1/30	8,650	9,326
5% 8/1/31	4,500	4,844
5% 8/1/32	3,000	3,222
5% 8/1/33	3,450	3,705
5% 8/1/34	4,500	4,814
5% 8/1/35	5,500	5,856
Series 2020:
5% 8/1/24	1,000	1,010
5% 8/1/30	3,210	3,499
Series 2021 4% 8/1/35	6,945	6,828
Series 2022:
5% 4/15/32	1,000	1,104
5% 10/15/32	1,350	1,497
5% 4/15/33	850	942
5% 10/15/33	1,300	1,440
Travis County Gen. Oblig.:
Series 2016 A, 5% 3/1/24	2,905	2,917
Series 2019 A:
5% 3/1/34	5,645	5,977
5% 3/1/35	17,080	18,035
5% 3/1/36	5,000	5,249
Travis County Hsg. Fin. Corp. Bonds Series 2023, 3.75%, tender 8/1/25 (b)	2,230	2,185
Univ. of Houston Univ. Revs.:
Series 2017 A, 5% 2/15/30	6,325	6,431
Series 2021 A, 2% 2/15/33	4,105	3,221
Univ. of North Texas Univ. Rev. Series 2022 A:
5% 4/15/32	540	589
5% 4/15/33	520	562
5% 4/15/34	720	780
5% 4/15/35	755	818
5% 4/15/36	720	770
5% 4/15/37	950	1,002
5% 4/15/38	1,095	1,143
5% 4/15/39	1,190	1,237
Univ. of Texas Board of Regents Sys. Rev. Series 2019 A, 5% 8/15/29	3,060	3,282
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2016 B, 5% 7/1/29	1,740	1,790
Series 2023 A:
5% 7/1/32	13,135	14,441
5% 7/1/33	9,375	10,386
Waco Gen. Oblig.:
Series 2020:
2% 2/1/33	3,330	2,631
2.125% 2/1/35	2,240	1,726
2.375% 2/1/38	1,675	1,207
2.375% 2/1/39	3,800	2,679
Series 2023 A, 4% 2/1/39	3,990	3,696
Wichita Falls Independent School District Series 2021, 4% 2/1/24	1,000	1,000
TOTAL TEXAS		1,388,137
Utah - 0.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2022 A, 4% 7/1/36	4,890	4,831
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/26 (c)	1,120	1,135
5% 7/1/28 (c)	3,885	3,966
5% 7/1/32 (c)	1,215	1,238
Series 2018 A:
5% 7/1/29 (c)	1,500	1,539
5% 7/1/30 (c)	1,345	1,377
Series 2021 A, 4% 7/1/38 (c)	5,000	4,555
Series 2023 A:
5.25% 7/1/36 (c)	1,500	1,609
5.25% 7/1/39 (c)	1,500	1,572
5.25% 7/1/40 (c)	2,125	2,218
Salt Lake Gen. Oblig. Series 2021:
3% 6/15/38	1,085	871
3% 6/15/39	1,120	886
Weber School District Utah (Utah School District Bond Guaranty Prog.) Series 2019:
2.375% 6/15/35	1,825	1,430
2.375% 6/15/36	1,150	869
TOTAL UTAH		28,096
Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2017 A, 5% 6/15/27 (c)	1,590	1,622
Virginia - 1.8%
Arlington County IDA Hosp. Facilities:
Bonds Series 2023 A, 5%, tender 7/1/31 (b)	13,255	13,859
Series 2020:
5% 7/1/27	120	124
5% 7/1/28	1,175	1,225
5% 7/1/30	1,265	1,339
5% 7/1/32	1,005	1,061
Chesapeake Wtr. & Swr. Sys. Series 2021, 2% 7/1/37	1,395	969
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/31	1,500	1,641
5% 8/1/32	1,500	1,638
5% 8/1/33	1,500	1,637
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,263
5% 6/15/29	1,385	1,389
5% 6/15/33	1,475	1,478
Hampton Roads Trans. Accountability Commission:
Series 2018 A, 5.5% 7/1/57 (Pre-Refunded to 1/1/28 @ 100)	3,725	4,023
Series 2021 A, 5% 7/1/26 (Escrowed to Maturity)	28,000	28,925
Henrico County Series 2020 A, 2% 8/1/32	1,095	886
Manassas Series 2021:
1.75% 1/1/35	2,615	1,874
1.75% 1/1/36	2,640	1,827
2% 1/1/34	2,555	1,999
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (b)	1,455	1,528
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	541
5% 6/15/32	1,750	1,776
5% 6/15/34	2,235	2,268
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.):
Series 2017 C, 5% 2/1/26	5,540	5,701
Series 2017 E, 5% 2/1/31	10,295	10,812
Series 2020 A:
5% 2/1/34	1,050	1,123
5% 2/1/35	2,500	2,668
Series 2021 A, 3% 2/1/39	2,670	2,094
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	9,328
Series 2017 C, 4% 2/1/34	6,890	6,892
Series 2019 A, 3% 2/1/36	3,445	2,908
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. (Pub. Higher Ed. Fing. Prog.) Series 2023 A, 4% 9/1/41	4,100	3,788
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	6,160	6,462
Series 2022, 4% 5/15/33	6,530	6,624
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022:
4% 1/1/39 (c)	1,850	1,669
4% 7/1/39 (c)	2,750	2,475
4% 1/1/40 (c)	3,200	2,856
5% 7/1/33 (c)	5,765	6,013
5% 7/1/36 (c)	2,875	2,950
5% 1/1/37 (c)	6,265	6,394
(Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 7/1/33 (c)	1,590	1,475
4% 7/1/35 (c)	2,540	2,328
4% 1/1/36 (c)	3,000	2,739
4% 1/1/37 (c)	4,500	4,082
4% 1/1/38 (c)	4,750	4,287
4% 1/1/39 (c)	4,000	3,585
4% 1/1/40 (c)	3,500	3,120
Series 2020 A:
5% 1/1/28	1,100	1,115
5% 1/1/29	1,400	1,422
5% 1/1/30	1,600	1,627
Virginia St Pub. School Auth. Spl. O Series 2023:
5% 8/1/36	1,000	1,106
5% 8/1/37	5,090	5,568
5% 8/1/38	2,370	2,572
5% 8/1/39	2,510	2,712
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	1,967
5% 1/1/33	2,515	2,548
TOTAL VIRGINIA		196,280
Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,938
Energy Northwest Elec. Rev. Series 2022 A, 5% 7/1/33	5,750	6,331
King County Gen. Oblig. Series 2021 A:
2% 1/1/36	1,100	793
2% 1/1/37	965	669
King County Highline School District # 401 Series 2023:
5% 12/1/38	1,750	1,855
5% 12/1/39	2,750	2,899
5% 12/1/40	3,200	3,360
5% 12/1/41	4,000	4,184
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.):
Series 2023 A1, 5% 1/1/28	3,120	3,160
Series 2023 A2, 5% 1/1/28	1,555	1,589
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	1,075	1,076
Series 2016 B:
5% 10/1/26 (c)	3,625	3,668
5% 10/1/29 (c)	4,615	4,667
Series 2016:
5% 2/1/27	1,205	1,234
5% 2/1/29	2,430	2,488
Series 2018 A:
5% 5/1/29 (c)	1,515	1,548
5% 5/1/37 (c)	2,290	2,314
Series 2019, 5% 4/1/28 (c)	2,250	2,309
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	4,345	3,928
Seattle Muni. Lt. & Pwr. Rev. Series 2021 A, 4% 7/1/35	8,490	8,416
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,086
5% 1/1/36	1,140	1,168
Tobacco Settlement Auth. Rev. Series 2018, 5% 6/1/24	3,430	3,431
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	40,650	37,402
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	15,089
Series 2018 C, 5% 8/1/30	6,665	7,001
Series 2018 D:
5% 8/1/32	24,300	25,428
5% 8/1/33	30,735	32,105
Series 2019 B, 5% 6/1/34	3,300	3,480
Series 2020 C, 5% 2/1/37	9,530	10,057
Series 2021 A, 5% 6/1/38	2,250	2,357
Series 2021 B, 5% 6/1/37	1,390	1,466
Series 2022 A, 5% 8/1/36	7,250	7,820
Series 2022 C, 4% 7/1/35	9,630	9,634
Series 2022 D, 4% 7/1/35	4,120	4,122
Series 2023 A, 5% 8/1/35	1,435	1,564
Series 2023 B, 5% 2/1/39	1,275	1,350
Series R-2017 A:
5% 8/1/28	1,735	1,794
5% 8/1/30	1,735	1,793
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	240
5% 7/1/26	1,935	1,927
5% 7/1/29	3,100	2,981
5% 7/1/34	610	572
5% 7/1/42	5,305	4,694
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	2,494
5% 10/1/28	1,940	2,008
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,300	1,305
5% 8/15/26	1,175	1,185
5% 8/15/28	3,825	3,882
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	5,780	5,845
Series 2015, 5% 1/1/29 (Pre-Refunded to 7/1/25 @ 100)	1,260	1,286
Series 2017, 5% 8/15/32	1,520	1,532
Series 2019 A1:
5% 8/1/31	1,000	1,030
5% 8/1/35	1,500	1,537
Series 2019 A2, 5% 8/1/44	5,995	5,830
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/29	550	558
5% 10/1/31	2,635	2,664
5% 10/1/33	560	565
Series 2019, 4% 10/1/49	5,235	4,025
Series 2016 A, 5% 10/1/30	2,510	2,541
TOTAL WASHINGTON		275,274
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/36	3,000	2,865
Wisconsin - 1.9%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/31	1,050	1,078
5% 1/1/34	1,000	1,021
5% 1/1/38	1,050	1,049
Howard Suamico Scd Series 2021, 2% 3/1/37	4,410	3,103
Kohler Wis School District Series 2021:
2% 3/1/35	1,135	847
2% 3/1/36	1,160	836
2% 3/1/37	1,180	819
Madison Gen. Oblig. Series 2020 B:
2% 10/1/31	1,130	918
2% 10/1/33	1,130	882
Marathon County Wis Series 2021 B, 2.125% 2/1/41	1,600	1,032
Pub. Fin. Auth. Edl. Facilities Series 2022 A, 5.25% 3/1/42	5,655	5,285
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A, 4% 6/1/45	14,900	12,097
Series 2019 A, 5% 10/1/44	3,600	3,511
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A2, 4.125%, tender 11/1/23 (b)(c)	25,850	25,837
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/30 (d)	1,135	1,092
5.25% 5/15/37 (d)	345	324
5.25% 5/15/42 (d)	420	378
5.25% 5/15/47 (d)	420	368
5.25% 5/15/52 (d)	790	671
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	915	770
5% 10/1/48 (d)	1,175	950
5% 10/1/53 (d)	3,010	2,375
Roseman Univ. of Health:
Series 2018 A, 5.35% 12/1/45	9,015	8,170
Series 2020:
5% 4/1/30 (d)	400	398
5% 4/1/30 (Escrowed to Maturity) (d)	100	105
Wisconsin Ctr. District Tax Rev.:
Series 2020 C:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	1,050	805
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,350	943
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	1,400	931
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	1,350	854
0% 12/15/34 (Assured Guaranty Muni. Corp. Insured)	1,250	750
Series 2020 D:
0% 12/15/28 (Assured Guaranty Muni. Corp. Insured)	255	205
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	390	299
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000	698
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	1,575	1,595
Series 2021 2, 5% 5/1/25	5,270	5,366
Series 2021 A:
5% 5/1/32	7,920	8,394
5% 5/1/34	10,820	11,413
5% 5/1/35	11,365	11,972
Series 2022 4:
5% 5/1/34	3,000	3,314
5% 5/1/35	3,000	3,299
Series A, 5% 5/1/30	2,915	2,992
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 C1, 5%, tender 7/29/26 (b)	2,515	2,570
Series 2014 A:
5% 11/15/24	8,510	8,590
5% 11/15/27	6,515	6,562
Series 2014:
5% 5/1/26	810	811
5% 5/1/28	1,750	1,755
5% 5/1/29	865	868
Series 2015, 5% 12/15/27	1,175	1,184
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,262
Series 2017 A:
5% 9/1/34 (Pre-Refunded to 9/1/27 @ 100)	1,800	1,882
5% 9/1/36 (Pre-Refunded to 9/1/27 @ 100)	2,100	2,196
Series 2019 B1, 2.825% 11/1/28	2,130	1,854
Series 2019 B2, 2.55% 11/1/27	185	171
Series 2019:
5% 12/15/31	1,000	1,034
5% 12/15/32	1,750	1,807
5% 12/15/34	1,720	1,767
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2012:
5% 6/1/27	1,750	1,750
5% 6/1/32	995	995
5% 6/1/39	2,345	2,199
Series 2021, 3% 10/15/37	7,225	5,655
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	3,790	3,553
Series A, 3.5% 9/1/50	6,470	6,193
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	1,120	1,089
0.81%, tender 5/1/25 (b)	3,800	3,588
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26 (Escrowed to Maturity)	8,580	8,843
5% 5/1/27 (Escrowed to Maturity)	12,590	13,167
TOTAL WISCONSIN		209,091
Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/24	250	250
TOTAL MUNICIPAL BONDS (Cost $11,161,372)		10,461,135

Municipal Notes - 1.2%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 0.3%
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 95, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	31,600	31,600
Florida - 0.0%
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 4.2% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	2,800	2,800
Georgia - 0.1%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 4.8% 10/2/23, VRDN (b)(c)	7,100	7,100
Kentucky - 0.5%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 4.95% 10/2/23, VRDN (b)(c)	34,000	34,000
Series 2020 B1, 4.95% 10/2/23, VRDN (b)(c)	18,600	18,600
TOTAL KENTUCKY		52,600
Louisiana - 0.0%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 4.02% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	3,700	3,700
Missouri - 0.0%
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 4.13% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	1,400	1,400
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 4.65% 10/6/23, VRDN (b)(c)	19,500	19,500
Vermont - 0.0%
Vermont Hsg. Fin. Agcy. Multi-family Participating VRDN Series Floater MIZ 91 46, 4.62% 10/2/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(j)	6,655	6,655
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.5% 10/5/26, VRDN (b)	11,665	11,665
TOTAL MUNICIPAL NOTES (Cost $137,020)		137,020

Money Market Funds - 1.4%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 4.42% (k)(l) (Cost $150,522)	150,526,851	150,580

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $11,448,914)	10,748,735
NET OTHER ASSETS (LIABILITIES) - 1.6%	169,671
NET ASSETS - 100.0%	10,918,406

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,311,000 or 0.9% of net assets.

(e)	Level 3 security
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Provides evidence of ownership in one or more underlying municipal bonds.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,500,000 or 0.4% of net assets.

(j)	Coupon rates are determined by re-marketing agents based on current market conditions.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 4.13% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/29/20	1,400

Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 4.02% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/17/20	3,700

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 4.2% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	9/02/21	2,800

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 95, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	4/01/22	31,600

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.42%	382,515	1,071,851	1,303,786	9,796	-	-	150,580	6.5%
Total	382,515	1,071,851	1,303,786	9,796	-	-	150,580

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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